                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-4257

                            SCUDDER VARIABLE SERIES I
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       12/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Variable Series I

Annual Report to Shareholders

December 31, 2003

Contents

Money Market Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Bond Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Balanced Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Growth and Income Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Capital Growth Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

21st Century Growth Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Global Discovery Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

International Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

Health Sciences Portfolio

<Click Here> Management Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

This report must be preceded or accompanied by a prospectus. To obtain a prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the product's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the investment product. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE

Investments in variable portfolios involve risk. Some portfolios have more risk than others. These include portfolios that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in Emerging Market countries). Please read the prospectus for specific details regarding its investments and risk profile.

Management Summary December 31, 2003

Money Market Portfolio

From the events of September 11, 2001 to the corporate scandals that unfolded in 2002 and through the conclusion of major hostilities in Iraq, there had not been a long period of calm in which the US economy had a chance to recover from a series of shocks. Finally, last summer, following the Fed's 0.25 percentage point cut of the fed funds rate, the economy began to show signs of renewal. In the first half of 2003, our strategy of keeping the portfolio's purchases very short along the yield curve gave the portfolio the flexibility to make longer-term purchases at higher yields as the US economy began to gather steam and the yield curve began to steepen in subsequent months.

For the 12-month period ended December 31, 2003, the portfolio provided a total return of 0.82% (unadjusted for contract charges) compared with the 0.44% average return for funds in the Lipper Money Market Funds category for the same period, according to Lipper Inc. The fund's Class A shares had a 7-day effective yield of 0.61% as of December 31, 2003.

As the economy continued to show signs of a pickup - and the yield curve continued to steepen in reaction to such news - the portfolio was purchasing higher-yielding four- to twelve-month securities. In addition, the portfolio is currently employing a "ladder" approach, buying securities at different points of the yield curve to take advantage of steepness and diversify our holdings. Over the coming months, we will continue to insist on the highest credit quality for the portfolio and will maintain our conservative investment strategies and standards.

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Deutsche Investment Management Americas Inc.

All performance shown is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. The yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Information concerning portfolio holdings of the Portfolio as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-778-1482.

Risk Considerations

An investment in this portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Lipper Money Market Funds category includes funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days and that intend to keep a constant net asset value. It is not possible to invest directly in a Lipper category.

Portfolio management market commentary is as of December 31, 2003, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Investment Portfolio as of December 31, 2003

Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 14.4%
DEPFA Bank Europe PLC, 1.11%, 1/20/2004	3,000,000	3,000,000
Societe Generale, 1.13%, 7/7/2004	4,000,000	4,000,000
Westdeutsche Landesbank AG, 1.32%, 4/15/2004	3,000,000	2,999,914
Total Certificates of Deposit and Bank Notes (Cost $9,999,914)		9,999,914

Commercial Paper 22.7%
CIT Group Holdings, Inc., 1.113%**, 1/9/2004	1,600,000	1,599,605
Dorado Finance, Inc., 1.066%**, 1/22/2004	2,500,000	2,498,454
Greyhawk Funding LLC, 1.103%**, 1/22/2004	1,000,000	999,358
K2 (USA) LLC, 1.157%**, 4/23/2004	2,000,000	1,992,781
Lake Constance Funding, 1.101%**, 1/22/2004	2,000,000	1,998,717
RWE AG, 1.091%**, 1/29/2004	1,000,000	999,152
Scaldis Capital LLC, 1.123%**, 1/2/2004	2,666,000	2,665,917
Tango Finance Corp., 1.123%**, 2/10/2004	3,000,000	2,996,267
Total Commercial Paper (Cost $15,750,251)		15,750,251

Floating Rate Notes 31.4%
Bayer Landesbank NY, 1.18%*, 3/8/2004	4,000,000	4,000,364
CC (USA), Inc., 1.104%*, 7/21/2004	3,000,000	2,999,916
General Electric Capital Corp., 144A, 1.19%*, 3/25/2004	4,750,000	4,751,974
Goldman Sachs Groups, Inc., 1.17%*, 1/23/2004	4,000,000	4,000,000
IBM, 1.296%*, 9/10/2004	4,000,000	4,004,872
Morgan Stanley Dean Witter & Co., 1.04%*, 7/23/2004	2,000,000	2,000,000
Total Floating Rate Notes (Cost $21,757,126)		21,757,126

Short-Term Notes 7.3%
CIT Group Holdings, Inc., 5.625%, 5/17/2004	2,000,000	2,032,157
Grand Metropolitan Investment Corp., 1.136%**, 1/6/2004	3,000,000	2,999,529
Total Short-Term Notes (Cost $5,031,686)		5,031,686

US Agency Obligations 19.6%
Federal Home Loan Mortgage Corp., 1.11%*, 10/7/2005	4,000,000	4,000,000
Federal Home Loan Mortgage Corp., 3.25%, 11/15/2004	2,500,000	2,537,118
Federal National Mortgage Association, 1.06%, 7/20/2004	2,000,000	1,997,874
Federal National Mortgage Association, 1.5%, 11/16/2004	2,000,000	2,000,000
Federal National Mortgage Association, 3.0%, 6/15/2004	2,050,000	2,067,489
Federal National Mortgage Association, 5.62%, 5/14/2004	1,000,000	1,016,167
Total US Agency Obligations (Cost $13,618,648)		13,618,648

Repurchase Agreements 4.6%
J.P. Morgan Securities, 1.03%, dated 12/31/2003, to be repurchased at $2,000,114 on 1/2/2004 (b)	2,000,000	2,000,000
State Street Bank and Trust Co., 0.89%, dated 12/31/2003, to be repurchased at $1,225,061 on 1/2/2004 (c)	1,225,000	1,225,000
Total Repurchase Agreements (Cost $3,225,000)		3,225,000
Total Investment Portfolio - 100.0% (Cost $69,382,625) (a)		69,382,625

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2003.
** Annualized yield at time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $69,382,625.
(b) Collateralized by a $2,025,585 Federal Home Loan Mortgage Corp., 4.0%, maturing on 12/15/2016 with a value of $2,042,836.
(c) Collateralized by a $1,240,000 US Treasury Note, 1.625%, maturing on 1/31/2005 with a value of $1,252,639.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

At December 31, 2003, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately $4,400 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($1,000) and December 31, 2009 ($3,400), the respective expiration dates, whichever occurs first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Money Market Portfolio

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investments in securities, at amortized cost	$ 69,382,625
Cash	117
Interest receivable	122,053
Receivable for Portfolio shares sold	278,343
Other assets	1,289
Total assets	69,784,427
Liabilities
Payable for Portfolio shares redeemed	1,459
Accrued management fee	22,785
Other accrued expenses and payables	15,452
Total liabilities	39,696
Net assets, at value	$ 69,744,731
Net Assets
Net assets consist of: Accumulated net realized gain (loss)	$ (4,388)
Paid-in capital	69,749,119
Net assets, at value	$ 69,744,731
Net Asset Value, offering and redemption price per share ($69,744,731 / 69,740,281 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Income: Interest	$ 1,110,629
Expenses: Management fee	314,670
Custodian fees	20,175
Accounting fees	30,276
Auditing	16,342
Legal	11,133
Trustees' fees and expenses	6,227
Reports to shareholders	1,334
Other	5,740
Total expenses, before expense reductions	405,897
Expense reductions	(73)
Total expenses, after expense reductions	405,824
Net investment income	704,805
Net realized gain (loss) from investments	637
Net increase (decrease) in net assets resulting from operations	$ 705,442

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income	$ 704,805	$ 1,806,526
Net realized gain (loss) on investment transactions	637	2,127
Net increase (decrease) in net assets resulting from operations	705,442	1,808,653
Distributions to shareholders from net investment income	(706,913)	(1,806,754)
Portfolio share transactions: Proceeds from shares sold	51,053,448	665,248,347
Reinvestment of distributions	706,913	1,806,754
Cost of shares redeemed	(83,121,288)	(705,059,747)
Net increase (decrease) in net assets from Portfolio share transactions	(31,360,927)	(38,004,646)
Increase (decrease) in net assets	(31,362,398)	(38,002,747)
Net assets at beginning of period	101,107,129	139,109,876
Net assets at end of period	$ 69,744,731	$ 101,107,129
Other Information
Shares outstanding at beginning of period	101,101,208	139,105,642
Shares sold	51,053,448	665,248,559
Shares issued to shareholders in reinvestment of distributions	706,913	1,806,754
Shares redeemed	(83,121,288)	(705,059,747)
Net increase (decrease) in Portfolio shares	(31,360,927)	(38,004,434)
Shares outstanding at end of period	69,740,281	101,101,208

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio

Years Ended December 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.008	.015	.038	.060	.049
Less distributions from: Net investment income	(.008)	(.015)	(.038)	(.060)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.82	1.49	3.88	6.21	4.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70	101	139	121	179
Ratio of expenses before expense reductions (%)	.48	.43	.46[a]	.46	.43
Ratio of expenses after expense reductions (%)	.48	.43	.45[a]	.46	.43
Ratio of net investment income (%)	.83	1.49	3.77	6.00	4.90

a The ratios of expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .45% and ..45%, respectively.

Management Summary December 31, 2003

Bond Portfolio

The bond market's gains in 2003 were led by corporate bonds, and particularly high-yield issues. Among investment-grade corporate bonds, BBB-rated securities were the best-performing. High-yield bonds staged a strong comeback, as companies showed improved financial results during the period and investors' appetite for risk - and the potential for higher yields - rose as other areas of the bond market offered meager yields. In this environment, the portfolio posted strong positive results, a total return of 5.06% (Class A shares, unadjusted for contract charges), which outpaced the 4.10% return of its benchmark, the Lehman Brothers Aggregate Bond Index. Please see the following page for standardized performance as of December 31, 2003.

The portfolio's performance was helped largely by its increased (but selective) use of lower-quality corporate bonds. An overweight in utilities and industrials also aided results. Although the portfolio maintained an overweight position in asset-backed securities, it reduced that stake, specifically among manufactured housing bonds. The portfolio's results were helped by its focus on high-quality, agency-backed multifamily issues in the commercial mortgage-backed bond sector, an area of the market that handily outperformed. After a tough third quarter, mortgage-backed bonds bounced back in the fourth quarter. The portfolio's blend of mortgage-backed bonds, including both pass-through securities and structured mortgages, provided solid returns throughout the period. Finally, the portfolio's position in Treasuries declined throughout the period, a fortuitous move given that Treasuries lagged so dramatically.

Gary W. Bartlett
Lead Manager

J. Christopher Gagnier Warren S. Davis
Daniel R. Taylor Thomas Flaherty
Andrew P. Cestone Timothy C. Vile Brett Diment
Portfolio Managers Consultant to the Portfolio

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

Investments by the portfolio in lower-rated bonds present greater risk to principal and income than investments in higher-quality securities. This portfolio invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Additionally, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and changes in political/economic conditions and market risks. All of these factors may result in greater share price volatility. Please see this portfolio's prospectus for specific details regarding its investments and risk profile.

Credit quality ratings cited are the ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P), which represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The portfolio's credit quality does not remove market risk.

The Lehman Brothers Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of December 31, 2003, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Performance Summary December 31, 2003

Bond Portfolio

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Investments by the portfolio in lower-rated bonds present greater risk to principal and income than investments in higher-quality securities. This portfolio invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Additionally, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and changes in political/economic conditions and market risks. All of these factors may result in greater share price volatility. Please see this portfolio's prospectus for specific details regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment
[] Bond Portfolio - Class A [] LBAB Index

The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged, market value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2003)
Bond Portfolio		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,506	$11,960	$13,098	$17,617
	Average annual total return	5.06%	6.15%	5.55%	5.83%
LBAB Index	Growth of $10,000	$10,410	$12,447	$13,780	$19,576
	Average annual total return	4.10%	7.57%	6.62%	6.95%

The growth of $10,000 is cumulative.

Information concerning portfolio holdings of the Portfolio as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-778-1482.

Investment Portfolio as of December 31, 2003

Bond Portfolio

	Principal Amount ($)	Value ($)

Corporate Bonds 24.6%
Consumer Discretionary 3.1%
American Achieve Corp., 11.625%, 1/1/2007	50,000	55,000
Bally Total Fitness Holdings, 144A, 10.5%, 7/15/2011	50,000	50,250
Boca Resorts, Inc., 9.875%, 4/15/2009	55,000	58,575
Buffets, Inc., 11.25%, 7/15/2010	50,000	53,625
Central Garden & Pet Co., 9.125%, 2/1/2013	50,000	55,500
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	50,000	54,250
Cinemark USA, Inc., 8.5%, 8/1/2008	50,000	52,062
Circus & Eldorado, 10.125%, 3/1/2012	50,000	51,875
Comcast Cable Communications:
6.375%, 1/30/2006	725,000	780,498
6.875%, 6/15/2009	425,000	479,118
8.375%, 5/1/2007	230,000	266,657
CSC Holdings, Inc., 7.875%, 12/15/2007	50,000	52,750
Dex Media East LLC/ Financial, 12.125%, 11/15/2012	150,000	184,500
Dex Media West/Finance Co., 144A, 9.875%, 8/15/2013	50,000	58,125
DIMON, Inc., Series B, 9.625%, 10/15/2011	155,000	172,825
EchoStar DBS Corp., 144A, 6.375%, 10/1/2011	50,000	51,250
Eldorado Resorts LLC, 10.5%, 8/15/2006	44,000	44,440
Finlay Fine Jewelry Corp., 8.375%, 5/1/2008	60,000	62,100
General Motors Corp., 8.25%, 7/15/2023	850,000	965,098
Group 1 Automotive, Inc., 8.25%, 8/15/2013	50,000	53,500
Herbst Gaming, Inc., 10.75%, 9/1/2008	90,000	101,250
International Game Technology, 8.375%, 5/15/2009	80,000	95,764
Intrawest Corp., 10.5%, 2/1/2010	50,000	55,250
Jacobs Entertainment Co., 11.875%, 2/1/2009	50,000	56,000
Jefra Cosmetics International, Inc., 10.75%, 5/15/2011	50,000	54,875
Laidlaw International, Inc., 144A, 10.75%, 6/15/2011	50,000	56,500
Mediacom LLC, 7.875%, 2/15/2011	50,000	50,000
Penn National Gaming, Inc., 8.875%, 3/15/2010	50,000	54,250
PRIMEDIA, Inc., 7.625%, 4/1/2008	55,000	55,550
Remington Arms Co., 10.5%, 2/1/2011	50,000	53,250
Rite Aid Corp., 7.3%, 3/10/2019	42,068	38,072
River Rock Entertainment, 144A, 9.75%, 11/1/2011	50,000	53,750
Schuler Homes, Inc., 10.5%, 7/15/2011	65,000	75,400
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011	140,000	155,400
Six Flags, Inc., 8.875%, 2/1/2010	65,000	66,706
Sonic Automotive, Inc.:
8.625%, 8/15/2013	50,000	52,750
144A, 8.625%, 8/15/2013	15,000	15,825
Time Warner, Inc., 8.11%, 8/15/2006	705,000	798,082
Transwestern Publishing, Series F, 9.625%, 11/15/2007	90,000	93,150
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	50,000	53,000
Williams Scotsman, Inc., 9.875%, 6/1/2007	50,000	50,625
Worldspan LP/ WS Finance Corp., 144A, 9.625%, 6/15/2011	50,000	51,500
		5,738,947
Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008	12,000	12,750
Elizabeth Arden, Inc., Series B, 11.75%, 2/1/2011	50,000	59,500
Pinnacle Foods Holding Corp., 144A, 8.25%, 12/1/2013	50,000	51,750
Stater Brothers Holdings, Inc., 10.75%, 8/15/2006	70,000	73,763
United Agri Products, 144A, 8.25%, 12/15/2011	50,000	51,375
		249,138
Energy 1.9%
Avista Corp., 9.75%, 6/1/2008	170,000	202,300
Citgo Petroleum Corp., 11.375%, 2/1/2011	125,000	145,000
Devon Energy Corp., 7.95%, 4/15/2032	710,000	856,091
Devon Financing Corp., 7.875%, 9/30/2031	190,000	226,974
Hanover Compressor Co., 8.625%, 12/15/2010	50,000	52,000
Lone Star Technologies, Inc., Series B, 9.0%, 6/1/2011	50,000	49,500
National Fuel Gas Co., 5.25%, 3/1/2013	630,000	645,520
Newpark Resources, Inc., 8.625%, 12/15/2007	50,000	51,750
Parker Drilling Co., Series B, 10.125%, 11/15/2009	60,000	63,600
Pioneer Natural Resources Co., 9.625%, 4/1/2010	90,000	111,998
Southern Natural Gas, 8.875%, 3/15/2010	50,000	56,250
Stone Energy Corp., 8.25%, 12/15/2011	60,000	65,400
Tri-State Generation & Trans Association, 144A, 6.04%, 1/31/2018	880,000	903,971
Westport Resources Corp., 144A, 8.25%, 11/1/2011	50,000	55,000
Williams Cos., Inc., 8.75%, 3/15/2032	60,000	67,800
		3,553,154
Financials 10.1%
Ahold Finance USA, Inc., 6.25%, 5/1/2009	80,000	80,200
American General:
144A, 7.57%, 12/1/2045	370,000	440,147
144A, 8.125%, 3/15/2046	675,000	860,825
AmeriCredit Corp.:
9.25%, 5/1/2009	70,000	73,500
9.875%, 4/15/2006	65,000	68,250
ASIF Global Finance, 144A, 4.9%, 1/17/2013	1,960,000	1,947,989
CBRE Escrow, Inc., 144A, 9.75%, 5/15/2010	50,000	55,500
Citigroup, Inc., 6.0%, 10/31/2033	875,000	874,910
Dollar Financial Group, Inc., 144A, 9.75%, 11/15/2011	50,000	51,750
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	65,000	67,925
Ford Motor Credit Co.:
5.8%, 1/12/2009	470,000	484,031
6.875%, 2/1/2006	584,000	623,308
7.5%, 3/15/2005	1,315,000	1,387,868
IOS Capital LLC, 7.25%, 6/30/2008	50,000	53,250
Istar Financial, Inc., 6.5%, 12/15/2013	50,000	51,000
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	1,935,000	1,944,652
Nationwide Building Society, 144A, 5.25%, 1/15/2014	1,200,000	1,210,877
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033	665,000	658,310
PEI Holding, Inc., 11.0%, 3/15/2010	50,000	58,000
Pemex Finance Ltd., 6.55%, 2/15/2008	2,080,000	2,220,441
Pemex Project Funding Master Trust, 8.5%, 2/15/2008	1,250,000	1,425,000
PXRE Capital Trust I, 8.85%, 2/1/2027	50,000	46,125
R.H. Donnelly Finance Corp.:
10.875%, 12/15/2012	5,000	5,931
144A, 10.875%, 12/15/2012	50,000	59,313
Thornburg Mortgage, Inc., 8.0%, 5/15/2013	60,000	63,000
Verizon Global Funding Corp., 7.25%, 12/1/2010	2,050,000	2,360,343
Wachovia Corp., 7.5%, 7/15/2006	210,000	236,889
Westpac Capital Trust III, 144A, 5.819%, 12/29/2049	1,180,000	1,217,843
		18,627,177
Health Care 0.2%
AmerisourceBergen Corp., 7.25%, 11/15/2012	55,000	59,262
Biovail Corp., 7.875%, 4/1/2010	50,000	51,000
Tenet Healthcare Corp.:
6.375%, 12/1/2011	100,000	96,000
7.375%, 2/1/2013	115,000	115,575
		321,837
Industrials 2.4%
Allied Waste North America, Inc.:
Series B, 8.5%, 12/1/2008	50,000	55,625
Series B, 8.875%, 4/1/2008	85,000	95,200
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	536,477	582,313
AutoNation, Inc., 9.0%, 8/1/2008	50,000	57,375
Avondale Mills, Inc., 10.25%, 7/1/2013	50,000	31,500
BAE System 2001 Asset Trust, "B", Series B 2001, 144A, 7.50%, 12/15/2011	757,036	826,336
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	50,000	53,500
Collins & Aikman Products, 10.75%, 12/31/2011	50,000	49,125
Corrections Corp. of America, 9.875%, 5/1/2009	55,000	61,394
CP Ships Ltd., 10.375%, 7/15/2012	60,000	69,600
Dana Corp., 7.0%, 3/1/2029	65,000	64,594
Delta Air Lines, Inc., 7.7%, 12/15/2005	60,000	56,625
Golden State Petroleum Transportation, 8.04%, 2/1/2019	50,000	48,646
Hercules, Inc., 11.125%, 11/15/2007	95,000	113,762
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008	50,000	55,250
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	50,000	56,250
ISP Holdings, Inc., Series B, 10.625%, 12/15/2009	50,000	55,000
Kansas City Southern, 7.5%, 6/15/2009	75,000	76,875
Metaldyne Corp., 144A, 10.0%, 11/1/2013	50,000	50,500
Millennium America, Inc., 9.25%, 6/15/2008	205,000	223,450
Mobile Mini, Inc., 9.5%, 7/1/2013	50,000	55,000
Northwest Airlines Corp., Series 02-1, 6.264%, 11/20/2021	1,300,000	1,354,769
Quintiles Transnational Corp., 144A, 10.0%, 10/1/2013	50,000	54,000
Seabulk International, Inc., 9.5%, 8/15/2013	50,000	52,000
Ship Finance International Ltd.144A, 8.5%, 12/15/2013	50,000	49,500
Tech Olympic USA, Inc., 10.375%, 7/1/2012	50,000	56,000
Westlake Chemical Corp., 144A, 8.75%, 7/15/2011	70,000	76,650
		4,380,839
Materials 0.8%
ARCO Chemical Co., 9.8%, 2/1/2020	105,000	105,525
Caraustar Industries, Inc., 9.875%, 4/1/2011	50,000	54,000
Cascades, Inc., 7.25%, 2/15/2013	60,000	63,300
Dayton Superior Corp., 144A, 10.75%, 9/15/2008	50,000	51,250
Dow Chemical Co., 7.0%, 8/15/2005	150,000	160,457
Equistar Chemicals LP, 8.75%, 2/15/2009	185,000	193,325
Euramax International PLC, 144A, 8.5%, 8/15/2011	50,000	53,375
Georgia-Pacific Corp.:
7.7%, 6/15/2015	65,000	67,600
144A, 8.0%, 1/15/2024	165,000	168,300
9.375%, 2/1/2013	65,000	74,750
Huntsman ADV Materials, 144A, 11.0%, 7/15/2010	50,000	55,250
IMC Global, Inc., 144A, 10.875%, 8/1/2013	65,000	71,175
Owens-Brockway Glass Container, 8.25%, 5/15/2013	60,000	64,425
Pliant Corp., 11.125%, 9/1/2009	50,000	54,000
Tekni-Plex, Inc., 144A, 8.75%, 11/15/2013	50,000	52,125
TriMas Corp., 9.875%, 6/15/2012	50,000	52,125
United States Steel LLC, 9.75%, 5/15/2010	55,000	61,875
		1,402,857
Telecommunication Services 1.1%
ACC Escrow Corp., 144A, 10.0%, 8/1/2011	105,000	117,075
Cincinnati Bell, Inc., 144A, 8.375%, 1/15/2014	110,000	118,250
Insight Midwest, 10.5%, 11/1/2010	50,000	54,375
Nortel Networks Corp., 6.125%, 2/15/2006	75,000	75,937
Northern Telecom Capital, 7.875%, 6/15/2026	50,000	50,000
PCCW Capital Ltd., 144A, 6.0%, 7/15/2013	735,000	750,317
Qwest Services Corp., 5.625%, 11/15/2008	250,000	247,500
Shaw Communications, Inc., 8.25%, 4/11/2010	50,000	56,625
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 5/15/2006	560,000	606,963
		2,077,042
Utilities 4.9%
AEP Texas Central Co., 5.5%, 2/15/2013	548,000	561,373
Alabama Power Co., 7.125%, 8/15/2004	1,000,000	1,035,258
CMS Energy Corp.:
7.5%, 1/15/2009	90,000	92,700
8.5%, 4/15/2011	90,000	97,200
Consumers Energy Co., 144A, 4.0%, 5/15/2010	980,000	948,254
El Paso Production Holding Corp., 144A, 7.75%, 6/1/2013	115,000	113,275
Illinova Corp., 11.5%, 12/15/2010	50,000	60,000
NRG Energy, Inc., 144A, 8.0%, 12/15/2013	80,000	84,100
Ohio Power Co., Series H, 4.85%, 1/15/2014	180,000	176,367
Pacificorp., 6.9%, 11/15/2011	1,200,000	1,381,642
Progress Energy, Inc., 6.75%, 3/1/2006	2,400,000	2,601,953
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	70,000	76,300
United Energy Distribution Corp., 144A, 4.7%, 4/15/2011	640,000	649,055
Xcel Energy, Inc., 7.0%, 12/1/2010	1,040,000	1,179,308
		9,056,785
Total Corporate Bonds (Cost $44,149,944)		45,407,776

Foreign Bonds - US$ Denominated 7.0%
Alcan, Inc., 6.125%, 12/15/2033	1,150,000	1,157,006
Arcel Finance Ltd., 144A, 7.048%, 9/1/2011	575,000	592,250
Axtel SA, 144A, 11.0%, 12/15/2013	50,000	51,000
Brazilian Merchant Voucher, 144A, 5.911%, 6/15/2011	500,000	487,500
Burns, Philp & Co., Ltd., 144A, 9.75%, 7/15/2012	50,000	53,500
Crown Euro Holdings SA, 10.875%, 3/1/2013	55,000	64,694
Eircom Funding, 8.25%, 8/15/2013	50,000	55,375
Fage Dairy Industry SA, 9.0%, 2/1/2007	155,000	158,294
Federal Republic of Brazil, C Bond, 8.0%, 4/15/2014	129,298	126,712
France Telecom, 7.75%, 3/1/2011	545,000	654,590
Hutchison Whampoa International Ltd., 144A, 5.45%, 11/24/2010	830,000	841,875
Innova S. de R.L., 144A, 9.375%, 9/19/2013	60,000	61,575
Inversiones CMPC SA, 144A, 4.875%, 6/18/2013	1,265,000	1,216,309
LeGrand SA, 8.5%, 2/15/2025	50,000	52,813
Luscar Coal Ltd., 9.75%, 10/15/2011	50,000	56,625
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013	50,000	52,750
Mobile Telesystems Financial SA, 144A, 8.375%, 10/14/2010	50,000	51,000
PTC International Finance II SA, 11.25%, 12/1/2009	50,000	55,000
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023	800,000	762,396
Royal Caribbean International, 7.5%, 10/15/2027	50,000	49,000
Sappi Papier Holding AG, 144A, 7.5%, 6/15/2032	1,540,000	1,731,445
Sociedad Concesionaria Autopista Contral, 144A, 6.223%, 12/15/2026	1,365,000	1,368,358
Tembec Industries, Inc., 8.5%, 2/1/2011	135,000	139,725
TFM SA de CV:
10.25%, 6/15/2007	50,000	52,250
11.75%, 6/15/2009	100,000	102,750
12.5%, 6/15/2012	50,000	57,000
Tyco International Group SA:
5.8%, 8/1/2006	1,075,000	1,136,812
144A, 6.0%, 11/15/2013	435,000	448,050
6.375%, 2/15/2006	500,000	532,500
Ukraine Government, 144A, 7.65%, 6/11/2013	50,000	52,000
United Mexican States, 7.5%, 4/8/2033	408,000	422,280
Vicap SA, 11.375%, 5/15/2007	50,000	49,000
Vivendi Universal SA:
144A, 6.25%, 7/15/2008	50,000	52,937
144A, 9.25%, 4/15/2010	70,000	82,950
Total Foreign Bonds - US$ Denominated (Cost $12,776,612)		12,828,321

Asset Backed 7.6%
Automobile Receivables 3.4%
Household Automotive Trust, "A4A", Series 2002-3, 3.44%, 5/18/2009	1,190,000	1,207,201
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009	375,000	377,239
"A4", Series 2002-2, 4.3%, 3/15/2010	1,945,000	1,966,728
"B", Series 2002-1, 5.37%, 1/15/2010	1,421,398	1,370,646
WFS Financial Owner Trust, "A4", Series 2002-2, 4.5%, 2/20/2010	1,360,000	1,407,635
		6,329,449
Home Equity Loans 1.0%
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	1,645,918	1,751,809
Industrials 1.4%
Aircraft Certificates Owner Trust, Series 2003-1A, 144A, 7.001%, 9/20/2022	2,460,000	2,563,615
Manufactured Housing Receivables 0.5%
Green Tree Financial Corp., "A5", Series 1996-5, 7.05%, 1/15/2019	840,112	882,261
Miscellaneous 1.3%
Federal Home Loan Mortgage Corp., "3A", Series T-41, 7.5%, 7/25/2032	424,343	464,656
PSE&G Transition Funding LLC, "A7", Series 2001-1, 6.89%, 12/15/2017	1,610,000	1,864,382
		2,329,038
Total Asset Backed (Cost $13,731,339)		13,856,172

Convertible Bond 0.0%
Parker Drilling Co., 5.5%, 8/1/2004 (Cost $49,506)	50,000	49,938

US Government Agency Sponsored Pass-Thrus 20.5%
Federal Home Loan Mortgage Corp.:
2.875%, 12/15/2006	1,740,000	1,752,474
3.5%, 9/15/2020	1,690,000	1,712,823
5.0% with various maturities from 7/1/2018 until 1/15/2023 (c)	4,394,657	4,318,252
5.5%, 12/15/2031	730,000	758,872
6.0%, 10/1/2033	251,554	260,067
6.25%, 10/15/2022	254,123	256,270
6.5%, 10/1/2033	294,727	308,740
Federal National Mortgage Association:
4.5% with various maturities from 10/25/2015 until 6/25/2016	2,955,650	2,999,620
5.0% with various maturities from 12/1/2018 until 8/1/2023 (c)	1,339,568	1,357,153
5.4%, 11/1/2008	2,140,000	2,286,047
5.5% with various maturities from 9/25/2017 until 12/1/2033 (c)	10,402,746	10,656,321
6.0% with various maturities from 11/1/2017 until 12/1/2033 (c)	4,155,264	4,307,460
6.003%, 12/1/2033	440,000	456,775
6.31%, 6/1/2008	1,700,000	1,862,267
6.5% with various maturities from 3/1/2017 until 9/1/2033	2,399,738	2,525,164
6.715%, 12/1/2007	1,543,900	1,704,662
8.0%, 9/1/2015	125,126	134,239
Total US Government Agency Sponsored Pass-Thrus (Cost $37,562,563)		37,657,206
Collateralized Mortgage Obligations 17.4%
Chase Commerical Mortgage Securities Corp., Series 1996-2, 6.9%, 11/19/2028	887,248	959,181
Federal Home Loan Mortgage Corp.:
"LC", Series 2682, 4.5%, 7/15/2032	1,200,000	1,133,658
"QH", Series 2694, 4.5%, 3/15/2032	1,700,000	1,604,498
"1A2B", Series T-48, 4.688%, 7/25/2022	740,000	755,277
"CH", Series 2390, 5.5%, 12/15/2016	200,000	207,600
"GD", Series 2497, 5.5%, 7/15/2014	1,240,000	1,270,593
"GA", Series 2366, 6.0%, 3/15/2029	442,641	445,487
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044	310,000	307,496
"PU", Series 2003-33, 4.5%, 5/25/2033	1,473,947	1,507,848
"A2", Series 2002-W10, 4.7%, 8/25/2042	395,000	402,359
"A2", Series 2002-W9, 4.7%, 8/25/2042	374,968	377,885
"2A3", Series 2003-W15, 4.71%, 8/25/2043	1,730,000	1,784,500
"A2", Series 2002-60, 4.75%, 2/25/2044	500,000	510,752
"KH", Series 2003-92, 5.0%, 3/25/2032	790,000	774,955
"A2", Series 2002-W3, 5.5%, 10/25/2021	1,350,540	1,369,987
"OG", Series 2001-69, 5.5%, 12/25/2016	750,000	764,342
"PG", Series 2002-3, 5.5%, 2/25/2017	500,000	509,888
"QC", Series 2002-11, 5.5%, 3/25/2017	290,000	301,457
"A", Series 2001-66, 6.0%, 6/25/2029	386,234	390,606
"AN", Series 2000-27, 6.0%, 8/25/2030	235,594	243,496
"B", Series 1999-32, 6.0%, 7/25/2029	508,630	527,587
"QN", Series 2001-51, 6.0%, 10/25/2016	1,360,000	1,433,521
"VD", Series 2002-56, 6.0%, 4/25/2020	320,158	328,708
"2A", Series 2003-W8, 7.0%, 10/25/2042	807,957	871,836
"A2", Series 2002-T4, 7.0%, 12/25/2041	1,813,609	1,956,998
"ZQ", Series G92-9, 7.0%, 12/25/2021	551,810	575,541
"2A", Series 2002-W6, 7.5%, 6/25/2042	1,312,671	1,433,272
"A5", Series 2002-W4, 7.5%, 5/25/2042	420,369	458,991
Federal National Mortgage Association Grantor Trust, "A2", Series 2002-T19, 7.0%, 7/25/2042	601,681	649,251
Government National Mortgage Association, "KA", Series 2002-5, 6.0%, 8/16/2026	1,038,026	1,069,928
GSMPS Mortgage Loan Trust, "A", Series 1998-4, 144A, 7.5%, 12/21/2026	724,798	781,840
Master Asset Securitization Trust, Series 2003-6, 5.5%, 7/25/2033	1,478,772	1,511,298
Residential Asset Securitization Trust, "A4", Series 2000-A3, 8.0%, 5/25/2030	57,703	57,684
Structured Asset Securities Corp., Series 2003-1, 6.0%, 2/25/2018	43,121	44,489
Washington Mutual MSC Mortgage Pass-Through, "3A1", Series 2003-MS6, 4.55%, 5/25/2033	2,424,834	2,478,567
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2003-6, 5.0%, 6/25/2018	1,473,995	1,505,286
"1A3", Series 2002-18, 6.0%, 12/25/2032	615,144	632,480
Total Collateralized Mortgage Obligations (Cost $31,801,907)		31,939,142

Municipal Investments 4.1%
Hoboken, NJ, Core City GO, 6.5%, 4/1/2026 (d)	1,900,000	2,010,960
Illinois, State GO, General Obligation, 4.95%, 6/1/2023	1,260,000	1,175,139
Jicarilla, NM, Apache Nation Revenue, 5.2%, 12/1/2013	670,000	667,300
Trenton, NJ, Core City GO, School District General Obligation Revenue, 4.7%, 4/1/2013 (d)	745,000	730,279
Union County, NJ, Student Loan Revenue, Improvement Authority Revenue, 5.29%, 4/1/2018 (d)	940,000	931,549
Virgin Islands, Port Authority Revenue, Port Authority, Marine Revenue, Series B, 5.08%, 9/1/2013 (d)	1,420,000	1,430,906
Washington, Industrial Development Revenue, Economic Development Financial Authority, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (d)	550,000	525,706
Total Municipal Investments (Cost $7,506,003)		7,471,839
Government National Mortgage Association 0.2%
Government National Mortgage Association, 6.0%, 10/15/2033 (Cost $340,294)	329,034	342,258

US Government Backed 12.1%
US Treasury Bond:
5.375%, 2/15/2031	55,000	57,357
6.0%, 2/15/2026	5,308,000	5,886,280
US Treasury Note:
1.625%, 4/30/2005 (e)	11,730,000	11,765,284
5.0%, 8/15/2011	4,026,000	4,308,448
6.125%, 8/15/2007	285,000	318,966
Total US Government Backed (Cost $22,708,974)		22,336,335

	Shares	Value ($)

Convertible Preferred Stock 0.0%
Hercules Trust II (Cost $52,125)	85	66,300

Preferred Stock 0.0%
CSC Holdings, Inc., (Cost $10,600)	100	10,500

Cash Equivalents 6.5%
Daily Assets Fund Institutional, 1.05% (f) (g)	3,076,025	3,076,025
Scudder Cash Management QP Trust, 1.11% (b)	8,802,319	8,802,319
Total Cash Equivalents (Cost $11,878,344)		11,878,344
Total Investment Portfolio - 100.0% (Cost $182,568,211) (a)		183,844,131

(a) The cost for federal income tax purposes was $182,749,718. At December 31, 2003, net unrealized appreciation for all securities based on tax cost was $1,094,413. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,668,124 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,573,711.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Mortgage dollar rolls included.
(d) Bond is insured by one of these companies:
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

(e) All or a portion on these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at December 31, 2003 amounted to $3,010,027, which is 1.7% of total net assets.
(f) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending.

144A - Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Purchases and sales of investment securities (excluding US Treasury obligations, short-term investments and mortgage dollar roll transactions) for the year ended December 31, 2003, aggregated $226,671,992 and $202,561,825, respectively. Purchases and sales of US Treasury obligations aggregated $215,139,685 and $227,088,987, respectively. Purchases and sales of mortgage dollar roll transactions aggregated $77,593,036 and $77,854,588, respectively.

At December 31, 2003, the Bond Portfolio had a net tax basis capital loss carryforward of approximately $178,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2010.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Bond Portfolio

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investments: Investments in securities, at value (cost $170,689,867)	$ 171,965,787
Investment in Daily Assets Fund Institutional (Cost $3,076,025)*	3,076,025
Investment in Scudder Cash Management QP Trust (cost $8,802,319)	8,802,319
Total investments in securities, at value (cost $182,568,211)	183,844,131
Cash	55,700
Dividends receivable	278
Interest receivable	1,589,240
Receivable for Portfolio shares sold	249,841
Other assets	4,538
Total assets	185,743,728
Liabilities
Payable upon return of securities loaned	3,076,025
Payable for investments purchased	55,428
Payable for investments purchased - mortgage dollar rolls	6,065,393
Payable for Portfolio shares redeemed	10,524
Deferred mortgage dollar roll income	9,205
Accrued management fee	69,892
Other accrued expenses and payables	62,630
Total liabilities	9,349,097
Net assets, at value	$ 176,394,631
Net Assets
Net assets consist of: Undistributed net investment income	6,528,461
Net unrealized appreciation (depreciation) on investments	1,275,920
Accumulated net realized gain (loss)	(369,833)
Paid-in capital	168,960,083
Net assets, at value	$ 176,394,631
Net Asset Value, offering and redemption price per share ($176,394,631 / 25,068,858 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 7.04

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Income: Interest	$ 7,825,426
Interest - Scudder Cash Management QP Trust	145,329
Dividends	2,066
Total income	7,972,821
Expenses: Management fee	867,690
Custodian fees	24,098
Accounting fees	78,258
Auditing	32,126
Legal	17,175
Trustees' fees and expenses	8,757
Reports to shareholders	5,810
Other	22,264
Total expenses, before expense reductions	1,056,178
Expense reductions	(659)
Total expenses, after expense reductions	1,055,519
Net investment income	6,917,302
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	5,463,498
Net unrealized appreciation (depreciation) during the period on investments	(3,270,064)
Net gain (loss) on investment transactions	2,193,434
Net increase (decrease) in net assets resulting from operations	$ 9,110,736

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income	$ 6,917,302	$ 8,002,676
Net realized gain (loss) on investment transactions	5,463,498	(2,044,288)
Net unrealized appreciation (depreciation) on investment transactions during the period	(3,270,064)	5,498,492
Net increase (decrease) in net assets resulting from operations	9,110,736	11,456,880
Distributions to shareholders from: Net investment income	(7,871,344)	(8,568,166)
Portfolio share transactions: Proceeds from shares sold	59,930,372	71,186,525
Reinvestment of distributions	7,871,344	8,568,166
Cost of shares redeemed	(57,702,076)	(99,449,677)
Net increase (decrease) in net assets from Portfolio share transactions	10,099,640	(19,694,986)
Increase (decrease) in net assets	11,339,032	(16,806,272)
Net assets at beginning of period	165,055,599	181,861,871
Net assets at end of period (including undistributed net investment income of $6,528,461 and $7,708,562, respectively)	$ 176,394,631	$ 165,055,599
Other Information
Shares outstanding at beginning of period	23,649,490	26,384,756
Shares sold	8,565,994	10,461,567
Shares issued to shareholders in reinvestment of distributions	1,150,780	1,310,117
Shares redeemed	(8,297,406)	(14,506,950)
Net increase (decrease) in Portfolio shares	1,419,368	(2,735,266)
Shares outstanding at end of period	25,068,858	23,649,490

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Bond Portfolio

Years Ended December 31,	2003	2002	2001[a]	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 6.98	$ 6.89	$ 6.78	$ 6.49	$ 6.88
Income (loss) from investment operations: Net investment income[b]	.26	.34	.38	.42	.42
Net realized and unrealized gain (loss) on investment transactions	.09	.17	.00[c]	.23	(.48)
Total from investment operations	.35	.51	.38	.65	(.06)
Less distributions from: Net investment income	(.29)	(.42)	(.27)	(.36)	(.22)
Net realized gains on investment transactions	-	-	-	-	(.11)
Total distributions	(.29)	(.42)	(.27)	(.36)	(.33)
Net asset value, end of period	$ 7.04	$ 6.98	$ 6.89	$ 6.78	$ 6.49
Total Return (%)	5.06	7.66	5.75	10.56	(.95)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	176	165	182	102	94
Ratio of expenses before expense reductions (%)	.58	.55	.58[d]	.58	.57
Ratio of expenses after expense reductions (%)	.58	.55	.57[d]	.58	.57
Ratio of net investment income (%)	3.78	5.03	5.47	6.55	6.38
Portfolio turnover rate (%)	242[e]	262[e]	169[e]	288	86

a As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.74% to 5.47%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
b Based on average shares outstanding during the period.
c The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were ..57% and .57%, respectively.
e The portfolio turnover rate including mortgage dollar roll transactions was 286%, 276% and 193% for the years ended December 31, 2003, December 31, 2002 and December 31, 2001, respectively.

Management Summary December 31, 2003

Balanced Portfolio

Positive economic news and better-than-expected corporate earnings combined to create a positive backdrop for both stocks and corporate bonds during 2003. The portfolio's benchmarks, the S&P 500 index and the Lehman Brothers Aggregate Bond Index, returned 28.68% and 4.10%, respectively. In this favorable environment, the portfolio delivered a strong total return of 17.94% (Class A shares, unadjusted for contract charges). Please see the following page for standardized performance as of December 31, 2003. The equity portion of the portfolio benefited from the generally positive tone of the stock market in 2003. The strength of the portfolio's health care and technology holdings proved particularly helpful. However, investor concern over the strength of holiday sales led to underperformance by certain retailers in the portfolio. Performance on the fixed-income side was helped by our continued emphasis on corporates, particularly BBB-rated issues. An overweight in energy stocks was also a detractor.

We believe the equity portion of the portfolio is positioned to benefit from potential economic growth in 2004, as we continue to favor consumer and technology stocks. Energy stocks also remain overweighted, as we feel long-term growth opportunities exist in the sector. On the fixed-income side, where the portfolio remains overweight in corporates, we continue to emphasize fundamental credit research and individual security selection.

Julie M. Van Cleave Jack A. Zehner Thomas J. Schmid
Portfolio Managers - Equity portion of the Portfolio

J. Christopher Gagnier Gary W. Bartlett Janet Campagna Andrew P. Cestone
Daniel R. Taylor Thomas Flaherty Warren S. Davis Timothy C. Vile
Portfolio Managers - Fixed Income portion of the Portfolio

Brett Diment
Consultant to the Portfolio

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

The portfolio is subject to stock market risk, meaning stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, the portfolio invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

Credit quality ratings cited are the ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P), which represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The portfolio's credit quality does not remove market risk.

The Standard & Poor's 500 index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Brothers Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of December 31, 2003, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Performance Summary December 31, 2003

Balanced Portfolio

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

The Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, the Portfolio invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment
[] Balanced Portfolio - Class A* [] S&P 500 Index [] LBAB Index [] Russell 1000 Growth Index

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged, market value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities. The Russell 1000 Growth Index is an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2003)
Balanced Portfolio		1-Year	3-Year	5-Year	10-Year*
Class A	Growth of $10,000	$11,794	$9,409	$10,630	$22,579
	Average annual total return	17.94%	-2.01%	1.23%	8.49%
S&P 500 Index	Growth of $10,000	$12,868	$8,833	$9,718	$28,563
	Average annual total return	28.68%	-4.05%	-.57%	11.07%
LBAB Index	Growth of $10,000	$10,410	$12,447	$13,780	$19,576
	Average annual total return	4.10%	7.57%	6.62%	6.95%
Russell 1000 Growth Index	Growth of $10,000	$12,975	$7,446	$7,692	$24,129
	Average annual total return	29.75%	-9.36%	-5.11%	9.21%

The growth of $10,000 is cumulative.

* Total returns for the 10-year period would have been lower if the Portfolio's expenses were not maintained.

Information concerning portfolio holdings of the Portfolio as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-778-1482.

Investment Portfolio as of December 31, 2003

Balanced Portfolio

	Shares	Value ($)

Common Stocks 61.9%
Consumer Discretionary 8.5%
Automobiles 0.8%
Harley-Davidson, Inc.	26,000	1,235,780
Hotels, Restaurants & Leisure 1.6%
International Game Technology	45,200	1,613,640
YUM! Brands, Inc.*	22,400	770,560
		2,384,200
Media 3.1%
Comcast Corp., "A"*	35,200	1,101,056
McGraw-Hill, Inc.	13,800	964,896
Omnicom Group, Inc.	16,100	1,406,013
Viacom, Inc., "B"	23,270	1,032,723
		4,504,688
Multiline Retail 1.7%
Kohl's Corp.*	14,700	660,618
Target Corp.	45,400	1,743,360
		2,403,978
Specialty Retail 1.3%
Home Depot, Inc.	14,900	528,801
Lowe's Companies, Inc.	13,600	753,304
Staples, Inc.*	20,000	546,000
		1,828,105
Consumer Staples 6.9%
Beverages 1.9%
Coca-Cola Co.	18,000	913,500
PepsiCo, Inc.	38,660	1,802,329
		2,715,829
Food & Drug Retailing 2.4%
Wal-Mart Stores, Inc.	46,400	2,461,520
Walgreen Co.	27,800	1,011,364
		3,472,884
Household Products 2.6%
Colgate-Palmolive Co.	38,000	1,901,900
Procter & Gamble Co.	18,950	1,892,726
		3,794,626
Energy 4.0%
Energy Equipment & Services 2.7%
Baker Hughes, Inc.	25,200	810,432
Nabors Industries Ltd.*	38,600	1,601,900
Noble Corp.*	11,300	404,314
Schlumberger Ltd.	20,200	1,105,344
		3,921,990
Oil & Gas 1.3%
Burlington Resources, Inc.	15,300	847,314
ConocoPhillips	16,300	1,068,791
		1,916,105
Financials 7.1%
Banks 0.8%
Bank of America Corp.	14,600	1,174,278
Consumer Finance 1.2%
American Express Co.	35,600	1,716,988
Capital Markets 0.5%
State Street Corp.	14,300	744,744
Diversified Financials 3.6%
Citigroup, Inc.	38,933	1,889,807
Fannie Mae	17,700	1,328,562
Goldman Sachs Group, Inc.	4,500	444,285
Lehman Brothers Holdings, Inc.	5,900	455,598
Morgan Stanley	19,600	1,134,252
		5,252,504
Insurance 1.0%
AFLAC, Inc.	6,300	227,934
American International Group, Inc.	18,610	1,233,471
		1,461,405
Health Care 13.6%
Biotechnology 2.5%
Amgen, Inc.*	3,900	241,020
Genentech, Inc.*	25,200	2,357,964
Gilead Sciences, Inc.*	18,600	1,081,404
		3,680,388
Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	31,300	955,276
Boston Scientific Corp.*	13,600	499,936
Medtronic, Inc.	34,300	1,667,323
Zimmer Holdings, Inc.*	14,700	1,034,880
		4,157,415
Health Care Providers & Services 1.0%
UnitedHealth Group, Inc.	26,400	1,535,961

Pharmaceuticals 7.2%
Abbott Laboratories	46,400	2,162,240
Eli Lilly & Co.	23,300	1,638,689
Johnson & Johnson	51,316	2,650,985
Merck & Co., Inc.	17,100	790,020
Pfizer, Inc.	90,450	3,195,598
		10,437,532
Industrials 4.7%
Aerospace & Defense 1.5%
United Technologies Corp.	24,100	2,283,957
Air Freight & Logistics 0.6%
FedEx Corp.	12,800	864,000
Industrial Conglomerates 2.6%
3M Co.	9,800	833,294
General Electric Co.	93,900	2,909,022
		3,742,316
Information Technology 16.2%
Communications Equipment 1.8%
Cisco Systems, Inc.*	109,000	2,647,610
Computers & Peripherals 2.9%
Dell, Inc.*	14,400	489,024
EMC Corp.*	116,300	1,502,596
International Business Machines Corp.	23,700	2,196,516
		4,188,136
IT Consulting & Services 0.7%
Fiserv, Inc.*	24,900	983,799
Semiconductor Equipment & Products 6.0%
Applied Materials, Inc.*	90,900	2,040,705
Intel Corp.	114,000	3,670,800
Linear Technology Corp.	27,000	1,135,890
Texas Instruments, Inc.	64,100	1,883,258
		8,730,653
Software 4.8%
BEA Systems, Inc.*	16,100	198,030
Electronic Arts, Inc.*	24,600	1,175,388
Microsoft Corp.	136,200	3,750,948
Oracle Corp.*	57,100	753,720
Symantec Corp.*	13,200	457,380
VERITAS Software Corp.*	17,800	661,448
		6,996,914
Materials 0.5%
Chemicals
Ecolab, Inc.	25,100	686,987
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc.	8,100	284,148
Wireless Telecommunication Services 0.2%
AT&T Wireless Services, Inc.*	33,000	263,670
Total Common Stocks (Cost $72,930,295)		90,011,590

Preferred Stock 0.1%
Farm Credit Bank of Texas (Cost $165,000)	165,000	165,455

	Principal Amount ($)	Value ($)

Corporate Bonds 8.4%
Consumer Discretionary 0.7%
Comcast Cable Communications:
6.375%, 1/30/2006	260,000	279,903
6.875%, 6/15/2009	40,000	45,093
8.375%, 5/1/2007	217,000	251,585
Comcast Corp., 7.05%, 3/15/2033	145,000	157,733
General Motors Corp., 8.25%, 7/15/2023	85,000	96,510
Liberty Media Corp., Series A, 3.5%, 9/25/2006	170,000	170,849
		1,001,673
Energy 0.7%
Pedernales Electric Cooperative, Series 02-A, 144A, 6.202%, 11/15/2032	420,000	431,949
Pioneer National Resources Co., 6.5%, 1/15/2008	260,000	281,430
Tri-State Generation & Trans Association, 144A, 7.144%, 7/31/2033	335,000	356,511
		1,069,890
Financials 4.4%
American General:
4.625%, 9/1/2010	345,000	349,336
144A, 7.57%, 12/1/2045	125,000	148,698
144A, 8.125%, 3/15/2046	230,000	293,319
Citigroup, Inc., 6.0%, 10/31/2033	460,000	459,953
Ford Motor Credit Co.:
5.8%, 1/12/2009	280,000	288,359
6.875%, 2/1/2006	185,000	197,452
General Motors Acceptance Corp., 6.75%, 1/15/2006	745,000	799,794
Household Finance Corp., 6.5%, 1/24/2006	370,000	400,146
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	620,000	623,092
Nationwide Building Society, 144A, 5.25%, 1/15/2014	380,000	383,444
NiSource Finance Corp., 7.875%, 11/15/2010	135,000	160,568
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033	205,000	202,938
Pemex Project Funding Master Trust, 9.125%, 10/13/2010	300,000	356,250
PLC Trust, 144A, 2.709%, 3/31/2006	350,000	350,000
PNC Funding Corp., 5.75%, 8/1/2006	300,000	322,083
St. George Bank Ltd., 144A, 5.3%, 10/15/2015	120,000	120,094
Verizon Global Funding Corp.:
7.25%, 12/1/2010	250,000	287,847
7.75%, 12/1/2030	115,000	135,091
Wachovia Corp., 7.5%, 7/15/2006	50,000	56,402
Westpac Capital Trust III, 144A, 5.819%, 12/29/2049	360,000	371,545
		6,306,411
Industrials 0.1%
Systems 2001 Asset Trust LLC, "G", Series 2001, 144A, 6.664%, 9/15/2013	182,496	201,695
Materials 0.4%
Dow Chemical Co., 7.0%, 8/15/2005	350,000	374,400
Weyerhaeuser Co., 7.375%, 3/15/2032	170,000	184,841
		559,241
Telecommunication Services 0.4%
PCCW Capital Ltd., 144A, 6.0%, 7/15/2013	200,000	204,168
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 5/15/2006	185,000	200,514
Verizon Maryland, Inc., 5.125%, 6/15/2033	150,000	129,341
		534,023
Utilities 1.7%
Alabama Power Co., 7.125%, 8/15/2004	250,000	258,815
American Electric Power, 5.375%, 3/15/2010	230,000	240,982
Cleveland Electric Illuminating Co., 144A, 5.65%, 12/15/2013	210,000	206,701
Consumers Energy Co., 144A, 4.0%, 5/15/2010	345,000	333,824
Energy East Corp., 6.75%, 9/15/2033	260,000	272,810
Pacificorp., 6.9%, 11/15/2011	325,000	374,195
Progress Energy, Inc., 6.75%, 3/1/2006	500,000	542,073
Xcel Energy, Inc., 7.0%, 12/1/2010	245,000	277,818
		2,507,218
Total Corporate Bonds (Cost $11,895,272)		12,180,151

Foreign Bonds - US$ Denominated 2.5%
Alcan, Inc., 6.125%, 12/15/2033	365,000	367,224
Arcel Finance Ltd., 144A, 7.048%, 9/1/2011	165,000	169,950
Brazilian Merchant Voucher, 144A, 5.911%, 6/15/2011	250,000	243,750
Celulosa Arauco y Constitucion SA, 7.75%, 9/13/2011	440,000	509,692
France Telecom, 7.75%, 3/1/2011	175,000	210,189
Hutchison Whampoa International Ltd., 144A, 5.45%, 11/24/2010	270,000	273,863
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023	250,000	238,249
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	485,000	530,172
Sociedad Concesionaria Autopista Contral, 144A, 6.223%, 12/15/2026	435,000	436,070
Tyco International Group SA:
5.8%, 8/1/2006	290,000	306,675
144A, 6.0%, 11/15/2013	115,000	118,450
6.375%, 2/15/2006	240,000	255,600
United Mexican States, 7.5%, 4/8/2033	67,000	69,345
Total Foreign Bonds - US$ Denominated (Cost $3,689,414)		3,729,229

Asset Backed 3.9%
Automobile Receivables 2.0%
AmeriCredit Automobile Receivables Trust, "A4", Series 2001-C, 5.01%, 7/14/2008	610,000	628,916
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009	650,000	653,880
"A4", Series 2002-2, 4.3%, 3/15/2010	520,000	525,809
WFS Financial Owner Trust:
"A4", Series 2003-3, 3.25%, 5/20/2011	500,000	502,228
"A4", Series 2002-2, 4.5%, 2/20/2010	620,000	641,716
		2,952,549
Home Equity Loans 0.6%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015	372,142	401,515
Centex Home Equity, "A6", Series 2000-B, 7.97%, 7/25/2031	450,576	476,816
		878,331
Industrials 0.4%
Aircraft Certificate Owner Trust, "D", Series 2003-1A, 144A, 6.455%, 9/20/2022	510,000	526,952
Manufactured Housing Receivables 0.6%
Green Tree Financial Corp., "A5", Series 1996-5, 7.05%, 1/15/2019	247,366	259,777
Vanderbilt Acquisition Loan Trust, "A2", Series 2002-1, 4.77%, 10/7/2018	630,000	645,257
		905,034
Miscellaneous 0.3%
Federal Home Loan Mortgage Corp., "3A", Series T-41, 7.5%, 7/25/2032	193,451	211,829
PSE&G Transition Funding LLC, "A7", Series 2001-1, 6.89%, 12/15/2017	175,000	202,650
		414,479
Total Asset Backed (Cost $5,621,648)		5,677,345

US Government Agency Sponsored Pass-Thrus 6.4%
Federal Home Loan Mortgage Corp.:
2.875%, 12/15/2006	565,000	569,050
5.0% with various maturities from 1/15/2023 until 7/15/2032 (d)	1,215,000	1,193,757
6.5%, 10/1/2033	130,000	136,181
Federal National Mortgage Association:
4.0%, 5/25/2016	350,000	352,527
4.5%, 12/1/2033 (d)	510,000	487,847
5.0% with various maturities from 1/1/2013 until 7/15/2032 (d)	819,670	831,469
5.5% with various maturities from 8/25/2015 until 1/1/2034 (d)	2,525,938	2,577,334
5.946%, 2/1/2012	815,071	891,760
6.0% with various maturities from 10/25/2016 until 10/1/2033 (d)	1,754,569	1,817,940
6.715%, 12/1/2007	266,039	293,741
8.0%, 9/1/2015	98,072	105,214
Total US Government Agency Sponsored Pass-Thrus (Cost $9,203,088)		9,256,820
Collateralized Mortgage Obligations 8.2%
Countrywide Alternative Loan Trust, "A3", Series 2002-1, 5.0%, 4/25/2032	369,364	372,568
Countrywide Home Loan:
"A16", Series 2002-36, 5.25%, 1/25/2033	510,000	522,052
"A3", Series 2002-27, 5.5%, 12/25/2032	510,000	517,256
Federal Home Loan Mortgage Corp.:
"ME", Series 2691, 4.5%, 4/15/2032	285,000	271,087
"QH", Series 2694, 4.5%, 3/15/2032	595,000	561,574
"H", Series 2278, 6.5%, 1/15/2031	231,985	239,822
Federal National Mortgage Association:
"3A2B", Series 2003-W10, Whole Loan, 3.056%, 7/25/2037	260,000	260,638
"PU", Series 2003-33, 4.5%, 5/25/2033	388,833	397,776
"A2", Series 2002-W10, 4.7%, 8/25/2042	290,000	295,403
"A2", Series 2002-W9, 4.7%, 8/25/2042	275,293	277,435
"1A3", Series 2003-W18, 4.732%, 8/25/2033	270,000	278,462
"A2", Series 2002-60, 4.75%, 2/25/2044	340,000	347,311
"KH", Series 2003-92, 5.0%, 3/25/2032	260,000	255,049
"PE", Series 2002-3, 5.5%, 8/25/2015	940,000	975,672
"AN", Series 2000-27, 6.0%, 8/25/2030	75,390	77,919
"B", Series 1999-32, 6.0%, 7/25/2029	152,589	158,276
"PD", Series 2002-31, 6.0%, 11/25/2021	1,300,000	1,370,399
"QE", Series 2001-64, 6.0%, 4/25/2027	284,926	286,663
"QN", Series 2001-51, 6.0%, 10/25/2016	620,000	653,517
"VD", Series 2002-56, 6.0%, 4/25/2020	106,719	109,569
"2A", Series 2003-W8, 7.0%, 10/25/2042	250,467	270,269
"2A", Series 2002-W6, 7.5%, 6/25/2042	527,775	576,264
"A5", Series 2002-W4, 7.5%, 5/25/2042	191,077	208,632
Federal National Mortgage Association Grantor Trust, "A2", Series 2002-T16, 7.0%, 7/25/2042	204,022	220,153
FHLMC Structured Pass Through Securities, "3A", Series T-58, 7.0%, 9/25/2043	261,582	280,826
Master Asset Securitization Trust, Series 2003-6, 5.5%, 7/25/2033	394,339	403,013
Residential Asset Securitization Trust, "A4", Series 2000-A3, 8.0%, 5/25/2030	19,746	19,740
Residential Funding Mortgage Security I, "A1", Series 2003-S2, 5.0%, 2/25/2033	244,606	247,160
Structured Asset Securities Corp., Series 2003-1, 6.0%, 2/25/2018	177,875	183,517
Washington Mutual MSC Mortgage Pass-Through, "3A1", Series 2003-MS6, 4.55%, 5/25/2033	755,646	772,391
Wells Fargo Mortgage Backed Securities Trust, "1A1", Series 2003-6, 5.0%, 6/25/2018	488,786	499,162
Total Collateralized Mortgage Obligations (Cost $11,703,484)		11,909,575

Government National Mortgage Association 0.2%
Government National Mortgage Association, 5.0%, 9/20/2033 (Cost $251,178)	253,036	250,457

Municipal Investments 1.8%
Brockton, MA, Core City GO, Economic Development, Series A, 6.45%, 5/1/2017 (c)	560,000	614,270
Charlotte-Meckelberg, NC, Hospital Authority Health Care System, ETM, 5.0%, 8/1/2015	510,000	509,546
Hoboken, NJ, Core City GO, Series B, 3.8%, 1/1/2008 (c)	355,000	362,586
Jersey City, NJ, Water & Sewer Revenue, Municipal Utilities Authority, Water Revenue, Series B, 4.91%, 5/15/2015 (c)	385,000	375,159
Jicarilla, NM, Apache Nation Revenue, 5.2%, 12/1/2013	215,000	214,134
Wisconsin, Series A, 5.7%, 5/1/2026 (c)	230,000	231,939
Yazoo County, MS, Sales & Special Tax Revenue, Series B, 4.3%, 9/1/2010 (c)	355,000	357,173
Total Municipal Investments (Cost $2,598,000)		2,664,807

US Government Backed 3.4%
US Treasury Bond, 6.0%, 2/15/2026	1,743,000	1,932,891
US Treasury Note:
1.625%, 4/30/2005	1,869,000	1,874,622
5.0%, 8/15/2011	1,014,000	1,085,138
Total US Government Backed (Cost $4,752,529)		4,892,651

	Shares	Value ($)

Cash Equivalents 3.2%
Scudder Cash Management QP Trust, 1.11% (b) (Cost $4,604,563)	4,604,563	4,604,563
Total Investment Portfolio - 100.0% (Cost $127,414,471) (a)		145,342,643

* Non-income producing security.
(a) The cost for federal income tax purposes was $130,254,697. At December 31, 2003, net unrealized appreciation for all securities based on tax cost was $15,087,946. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,034,434 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,946,488.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Company
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

(d) Mortgage dollar rolls included.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

144A: Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Purchases and sales of investment securities (excluding US Treasury obligations, short-term investments and mortgage dollar roll transactions) for the year ended December 31, 2003, aggregated $74,479,178 and $76,113,061, respectively. Purchases and sales of US Treasury obligations aggregated $55,477,140 and $59,710,879, respectively. Purchases and sales of mortgage dollar roll transactions aggregated $17,556,537 and $17,894,190, respectively.

At December 31, 2003, the Balanced Portfolio had a net tax basis capital loss carryforward of approximately $23,718,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($13,346,000), December 31, 2010 ($505,000) and December 31, 2011 ($9,867,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2003 through December 31, 2003, the Portfolio incurred approximately $91,300 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2004.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Balanced Portfolio

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investments: Investments in securities, at value (cost $122,809,908)	$ 140,738,080
Investment in Scudder Cash Management QP Trust (cost $4,604,563)	4,604,563
Total investments in securities, at value (cost $127,414,471)	145,342,643
Cash	10,000
Receivable for investments sold	80,000
Dividends receivable	75,352
Interest receivable	445,402
Receivable for Portfolio shares sold	9,416
Other assets	3,838
Total assets	145,966,651
Liabilities
Payable for investments purchased - mortgage dollar rolls	2,509,548
Payable for Portfolio shares redeemed	246,229
Deferred mortgage dollar roll income	3,671
Accrued management fee	51,975
Other accrued expenses and payables	46,959
Total liabilities	2,858,382
Net assets, at value	$ 143,108,269
Net Assets
Net assets consist of: Undistributed net investment income	2,299,886
Net unrealized appreciation (depreciation) on investments	17,928,172
Accumulated net realized gain (loss)	(26,650,085)
Paid-in capital	149,530,296
Net assets, at value	$ 143,108,269
Net Asset Value, offering and redemption price per share ($143,108,269 / 12,794,206 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 11.19

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Income: Dividends	$ 946,121
Interest	2,241,075
Interest - Scudder Cash Management QP Trust	62,553
Total Income	3,249,749
Expenses: Management fee	643,415
Custodian fees	19,498
Accounting fees	59,616
Auditing	33,663
Legal	15,505
Trustees' fees and expenses	6,722
Other	12,024
Total expenses, before expense reductions	790,443
Expense reductions	(185)
Total expenses, after expense reductions	790,258
Net investment income	2,459,491
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(3,387,044)
Net unrealized appreciation (depreciation) during the period on investments	23,303,018
Net gain (loss) on investment transactions	19,915,974
Net increase (decrease) in net assets resulting from operations	$ 22,375,465

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income	$ 2,459,491	$ 3,290,511
Net realized gain (loss) on investment transactions	(3,387,044)	(8,603,212)
Net unrealized appreciation (depreciation) on investment transactions during the period	23,303,018	(19,865,256)
Net increase (decrease) in net assets resulting from operations	22,375,465	(25,177,957)
Distributions to shareholders from net investment income	(3,267,657)	(4,309,159)
Portfolio share transactions: Proceeds from shares sold	10,385,277	14,485,685
Reinvestment of distributions	3,267,657	4,309,159
Cost of shares redeemed	(20,040,448)	(31,496,501)
Net increase (decrease) in net assets from Portfolio share transactions	(6,387,514)	(12,701,657)
Increase (decrease) in net assets	12,720,294	(42,188,773)
Net assets at beginning of period	130,387,975	172,576,748
Net assets at end of period (including undistributed net investment income of $2,299,886 and $3,172,174, respectively)	$ 143,108,269	$ 130,387,975
Other Information
Shares outstanding at beginning of period	13,419,812	14,679,733
Shares sold	1,006,063	1,349,986
Shares issued to shareholders in reinvestment of distributions	328,078	394,973
Shares redeemed	(1,959,747)	(3,004,880)
Net increase (decrease) in Portfolio shares	(625,606)	(1,259,921)
Shares outstanding at end of period	12,794,206	13,419,812

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Balanced Portfolio

Years Ended December 31,	2003	2002	2001[a]	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 9.72	$ 11.76	$ 13.39	$ 16.11	$ 15.21
Income (loss) from investment operations: Net investment income[b]	.19	.23	.30	.34	.35
Net realized and unrealized gain (loss) on investment transactions	1.53	(1.97)	(1.07)	(.62)	1.85
Total from investment operations	1.72	(1.74)	(.77)	(.28)	2.20
Less distributions from: Net investment income	(.25)	(.30)	(.34)	(.28)	(.18)
Net realized gains on investment transactions	-	-	(.52)	(2.16)	(1.12)
Total distributions	(.25)	(.30)	(.86)	(2.44)	(1.30)
Net asset value, end of period	$ 11.19	$ 9.72	$ 11.76	$ 13.39	$ 16.11
Total Return (%)	17.94	(15.07)	(6.06)	(2.02)	15.32
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	143	130	173	190	199
Ratio of expenses before expense reductions (%)	.59	.56	.57[c]	.54	.55
Ratio of expense after expense reductions (%)	.59	.56	.56[c]	.54	.55
Ratio of net investment income (%)	1.82	2.19	2.46	2.41	2.36
Portfolio turnover rate (%)	99[d]	141[d]	100[d]	127	98

a As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 2.56% to 2.46%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
b Based on average shares outstanding during the period.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were ..56% and .56%, respectively.
d The Portfolio turnover rate including mortgage dollar roll transactions was 112%, 146% and 104% for the years ended December 31, 2003, December 31, 2002 and December 31, 2001, respectively.

Management Summary December 31, 2003

Growth and Income Portfolio

After a more-than-three-year downturn, the US stock market produced strong gains in 2003. Stocks struggled early in the year but then rallied after active combat in Iraq ended, corporate earnings improved, a federal economic stimulus package was signed into law and economic data improved.

The portfolio's total return for the year was 26.74% (Class A shares, unadjusted for contract charges) versus a 28.68% return by its S&P 500 index benchmark. Please see the following page for standardized performance as of December 31, 2003. We attribute a significant portion of the relative underperformance to the portfolio's technology position. Technology led the market, and the best-performing technology stocks in the S&P 500 were generally those with the smallest market capitalizations. Due to our large-cap investment discipline, the portfolio typically invests in companies with market caps at or above $5 billion. While the portfolio's overweight technology position resulted in strong absolute performance, it fell short of the gains generated by the smaller-cap issues.

Good stock selection and industry positioning within health care helped performance. The portfolio was underweight in pharmaceutical stocks - a poorly performing group in 2003. Stocks within the biotechnology and health care equipment areas of the sector posted strong gains and outperformed the benchmark. An overweight in industrial stocks also helped performance as many of the portfolio's stocks rallied as the economy improved.

We remain focused on building a well-diversified portfolio and continue to employ a blend of valuation screens, fundamental research and rigorous risk analysis to find the stocks that we believe are most likely to outperform the broader market.

Gregory S. Adams Andrew Brudenell
Lead Portfolio Manager Portfolio Manager

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

The portfolio is subject to stock market risk, meaning stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this portfolio's prospectus for specific information regarding its investments and risk profile.

The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of December 31, 2003, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Performance Summary December 31, 2003

Growth and Income Portfolio

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

The Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this Portfolio's prospectus for specific information regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment
[] Growth and Income Portfolio - Class A* [] S&P 500 Index

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2003)
Growth and Income Portfolio		1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$12,674	$8,642	$8,951	$21,135
	Average annual total return	26.74%	-4.75%	-2.19%	8.05%
S&P 500 Index	Growth of $10,000	$12,868	$8,833	$9,718	$29,313
	Average annual total return	28.68%	-4.05%	-.57%	11.77%
Growth and Income Portfolio		1-Year	3-Year	5-Year	Life of Class**
Class B	Growth of $10,000	$12,655	$8,573	$8,832	$11,607
	Average annual total return	26.55%	-5.00%	-2.45%	2.26%
S&P 500 Index	Growth of $10,000	$12,868	$8,833	$9,718	$15,315
	Average annual total return	28.68%	-4.05%	-.57%	6.60%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on May 2, 1994. Index retuns begin April 30, 1994. Total returns for the Life of Portfolio period for Class A would have been lower if the Portfolio's expenses were not maintained.
** The Portfolio commenced selling Class B shares on May 1, 1997. Index returns begin April 30, 1997.

Information concerning portfolio holdings of the Portfolio as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-778-1482.

Investment Portfolio as of December 31, 2003

Growth and Income Portfolio

	Shares	Value ($)

Common Stocks 96.9%
Consumer Discretionary 12.3%
Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	21,200	1,115,968
InterActiveCorp.*	21,200	719,316
		1,835,284
Media 5.8%
Comcast Corp. "A"*	63,000	1,970,640
Interpublic Group of Companies, Inc.*	104,500	1,630,200
Time Warner, Inc.*	187,700	3,376,723
Viacom, Inc. "B"	78,900	3,501,582
		10,479,145
Multiline Retail 1.5%
Kohl's Corp.*	14,700	660,618
Target Corp.	54,900	2,108,160
		2,768,778
Specialty Retail 4.0%
Home Depot, Inc.	42,900	1,522,521
Staples, Inc.*	112,600	3,073,980
The Gap, Inc.	118,900	2,759,669
		7,356,170
Consumer Staples 7.4%
Beverages 2.6%
Anheuser-Busch Companies, Inc.	58,500	3,081,780
PepsiCo, Inc.	36,200	1,687,644
		4,769,424
Food & Drug Retailing 1.2%
Wal-Mart Stores, Inc.	42,300	2,244,015
Food Products 1.0%
Hershey Foods Corp.	22,400	1,724,576
Household Products 0.7%
Clorox Co.	27,800	1,349,968
Personal Products 1.9%
Avon Products, Inc.	51,700	3,489,233
Energy 6.0%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.	29,900	961,584
Oil & Gas 5.5%
ChevronTexaco Corp.	23,300	2,012,887
Devon Energy Corp.	17,200	984,872
ExxonMobil Corp.	130,814	5,363,374
Total SA (ADR)	18,190	1,682,757
		10,043,890
Financials 17.9%
Banks 4.7%
Bank of America Corp.	49,200	3,957,156
Bank One Corp.	41,200	1,878,308
Mellon Financial Corp.	42,400	1,361,464
US Bancorp.	46,900	1,396,682
		8,593,610
Diversified Financials 8.8%
Citigroup, Inc.	140,400	6,815,016
Fannie Mae	17,800	1,336,068
Lehman Brothers Holdings, Inc.	27,600	2,131,272
Morgan Stanley	100,700	5,827,509
		16,109,865
Insurance 4.4%
AMBAC Financial Group, Inc.	18,200	1,262,898
American International Group, Inc.	26,800	1,776,304
Hartford Financial Services Group, Inc.	34,500	2,036,535
Marsh & McLennan Companies, Inc.	19,400	929,066
MetLife, Inc.	61,400	2,067,338
		8,072,141
Health Care 13.3%
Biotechnology 2.1%
Amgen, Inc.*	62,300	3,850,140
Health Care Equipment & Supplies 2.5%
Biomet, Inc.	53,650	1,953,396
Guidant Corp.	43,900	2,642,780
		4,596,176
Health Care Providers & Services 1.3%
Caremark Rx, Inc.*	55,200	1,398,216
WellPoint Health Networks, Inc.*	9,200	892,308
		2,290,524
Pharmaceuticals 7.4%
Allergan, Inc.	10,600	814,186
Eli Lilly & Co.	32,200	2,264,626
Johnson & Johnson	62,700	3,239,082
Pfizer, Inc.	159,700	5,642,201
Wyeth	36,900	1,566,405
		13,526,500
Industrials 13.1%
Aerospace & Defense 4.1%
Honeywell International, Inc.	60,100	2,009,143
United Technologies Corp.	59,000	5,591,430
		7,600,573
Industrial Conglomerates 6.0%
3M Co.	52,500	4,464,075
General Electric Co.	208,100	6,446,938
		10,911,013
Machinery 3.0%
Deere & Co.	32,800	2,133,640
Parker-Hannifin Corp.	57,400	3,415,300
		5,548,940
Information Technology 19.1%
Communications Equipment 3.2%
Cisco Systems, Inc.*	175,300	4,258,037
Nokia Oyj (ADR)	93,500	1,589,500
		5,847,537
Computers & Peripherals 5.1%
Dell, Inc.*	57,700	1,959,492
EMC Corp.*	236,400	3,054,288
International Business Machines Corp.	35,300	3,271,604
Lexmark International, Inc.*	12,900	1,014,456
		9,299,840
Semiconductor Equipment & Products 4.4%
Altera Corp.*	100,700	2,285,890
Intel Corp.	59,500	1,915,900
Texas Instruments, Inc.	132,100	3,881,098
		8,082,888
Software 6.4%
Microsoft Corp.	237,800	6,549,012
Oracle Corp.*	227,200	2,999,040
Symantec Corp.*	62,500	2,165,625
		11,713,677
Materials 2.2%
Chemicals 1.5%
E.I. du Pont de Nemours & Co.	32,100	1,473,069
Monsanto Co.	42,500	1,223,150
		2,696,219
Paper & Forest Products 0.7%
International Paper Co.	32,600	1,405,386
Telecommunication Services 3.5%
Diversified Telecommunication Services 2.0%
ALLTEL Corp.	32,400	1,509,192
Verizon Communications, Inc.	58,272	2,044,182
		3,553,374
Wireless Telecommunication Services 1.5%
AT&T Wireless Services, Inc.	347,200	2,774,128
Utilities 2.1%
Electric Utilities
Exelon Corp.	31,300	2,077,068
FPL Group, Inc.	25,660	1,678,677
		3,755,745
Total Common Stocks (Cost $152,765,971)		177,250,343

Cash Equivalents 3.1%
Scudder Cash Management QP Trust, 1.11% (b) (Cost $5,715,626)	5,715,626	5,715,626
Total Investment Portfolio - 100.0% (Cost $158,481,597) (a)		182,965,969

* Non-income producing security.
(a) The cost for federal income tax purposes was $161,186,849. At December 31, 2003, net unrealized appreciation for all securities based on tax cost was $21,779,120. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,209,664 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,430,544.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2003, aggregated $58,298,239 and $56,142,271, respectively.

At December 31, 2003, the Growth and Income Portfolio had a net tax basis capital loss carryforward of approximately $41,927,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($12,650,000), December 31, 2010 ($22,248,000) and December 31, 2011 ($7,029,000), the respective expiration dates, whichever occurs first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Growth and Income Portfolio

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investments: Investments in securities, at value (cost $152,765,971)	$ 177,250,343
Investments in Scudder Cash Management QP Trust (cost $5,715,626)	5,715,626
Total investments in securities, at value (cost $158,481,597)	182,965,969
Dividends receivable	112,404
Interest receivable	4,698
Receivable for Portfolio shares sold	77,795
Foreign taxes recoverable	3,501
Other assets	129
Total assets	183,164,496
Liabilities
Payable for investments purchased	4,215,838
Payable for Portfolio shares redeemed	241,212
Accrued management fee	74,225
Other accrued expenses and payables	69,628
Total liabilities	4,600,903
Net assets, at value	$ 178,563,593
Net Assets
Net assets consist of: Undistributed net investment income	1,273,616
Net unrealized appreciation (depreciation) on investments	24,484,372
Accumulated net realized gain (loss)	(44,632,988)
Paid-in capital	197,438,593
Net assets, at value	$ 178,563,593
Class A Net Asset Value, offering and redemption price per share ($160,653,610 / 18,896,518 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.50
Class B Net Asset Value, offering and redemption price per share ($17,909,983 / 2,114,110 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.47

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Income: Dividends (net of foreign taxes withheld of $7,672)	$ 2,257,675
Interest - Scudder Cash Management QP Trust	35,924
Total Income	2,293,599
Expenses: Management fee	730,659
Custodian fees	24,873
Accounting fees	68,392
Distribution service fees (Class B)	27,480
Record keeping fees (Class B)	1,126
Auditing	34,052
Legal	13,006
Trustees' fees and expenses	6,668
Reports to shareholders	23,318
Other	8,156
Total expenses, before expense reductions	937,730
Expense reductions	(18)
Total expenses, after expense reductions	937,712
Net investment income (loss)	1,355,887
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(2,190,678)
Net unrealized appreciation (depreciation) during the period on investments	37,960,524
Net gain (loss) on investment transactions	35,769,846
Net increase (decrease) in net assets resulting from operations	$ 37,125,733

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income (loss)	$ 1,355,887	$ 1,549,481
Net realized gain (loss) on investment transactions	(2,190,678)	(27,315,158)
Net unrealized appreciation (depreciation) on investment transactions during the period	37,960,524	(20,815,347)
Net increase (decrease) in net assets resulting from operations	37,125,733	(46,581,024)
Distributions to shareholders from: Net investment income: Class A	(1,476,002)	(1,605,814)
Class B	(71,436)	(57,174)
Portfolio share transactions: Class A Proceeds from shares sold	16,861,930	49,741,869
Reinvestment of distributions	1,476,002	1,605,814
Cost of shares redeemed	(25,120,246)	(56,127,144)
Net increase (decrease) in net assets from Class A share transactions	(6,782,314)	(4,779,461)
Class B Proceeds from shares sold	9,818,320	1,117,081
Reinvestment of distributions	71,436	57,174
Cost of shares redeemed	(1,439,484)	(2,056,195)
Net increase (decrease) in net assets from Class B share transactions	8,450,272	(881,940)
Increase (decrease) in net assets	37,246,253	(53,905,413)
Net assets at beginning of period	141,317,340	195,222,753
Net assets at end of period (including undistributed net investment income of $1,273,616 and $1,465,168, respectively)	$ 178,563,593	$ 141,317,340
Other Information
Class A Shares outstanding at beginning of period	19,882,920	20,820,420
Shares sold	2,314,339	6,066,477
Shares issued to shareholders in reinvestment of distributions	208,181	195,355
Shares redeemed	(3,508,922)	(7,199,332)
Net increase (decrease) in Portfolio shares	(986,402)	(937,500)
Shares outstanding at end of period	18,896,518	19,882,920
Class B Shares outstanding at beginning of period	990,738	1,111,138
Shares sold	1,308,947	148,089
Shares issued to shareholders in reinvestment of distributions	10,104	6,972
Shares redeemed	(195,679)	(275,461)
Net increase (decrease) in Portfolio shares	1,123,372	(120,400)
Shares outstanding at end of period	2,114,110	990,738

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Growth and Income Portfolio

Class A

Years Ended December 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 6.77	$ 8.90	$ 10.38	$ 10.96	$ 11.25
Income (loss) from investment operations: Net investment income[a]	.07	.07	.09	.11	.22
Net realized and unrealized gain (loss) on investment transactions	1.74	(2.12)	(1.23)	(.33)	.46
Total from investment operations	1.81	(2.05)	(1.14)	(.22)	.68
Less distributions from: Net investment income	(.08)	(.08)	(.12)	(.15)	(.13)
Net realized gains on investment transactions	-	-	(.22)	(.21)	(.84)
Total distributions	(.08)	(.08)	(.34)	(.36)	(.97)
Net asset value, end of period	$ 8.50	$ 6.77	$ 8.90	$ 10.38	$ 10.96
Total Return (%)	26.74	(23.13)	(11.30)	(2.10)	5.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	161	135	185	185	200
Ratio of expenses before expense reductions (%)	.59	.57	.57[b]	.56	.55
Ratio of expenses after expense reductions (%)	.59	.57	.56[b]	.56	.55
Ratio of net investment income (loss) (%)	.91	.92	.94	1.06	2.01
Portfolio turnover rate (%)	37	66	67	65	65

Class B

Years Ended December 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 6.75	$ 8.87	$ 10.35	$ 10.93	$ 11.24
Income (loss) from investment operations: Net investment income[a]	.05	.05	.06	.09	.19
Net realized and unrealized gain (loss) on investment transactions	1.73	(2.12)	(1.23)	(.33)	.46
Total from investment operations	1.78	(2.07)	(1.17)	(.24)	.65
Less distributions from: Net investment income	(.06)	(.05)	(.09)	(.13)	(.12)
Net realized gains on investment transactions	-	-	(.22)	(.21)	(.84)
Total distributions	(.06)	(.05)	(.31)	(.34)	(.96)
Net asset value, end of period	$ 8.47	$ 6.75	$ 8.87	$ 10.35	$ 10.93
Total Return (%)	26.55	(23.40)	(11.56)	(2.33)	5.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	7	10	13	14
Ratio of expenses before expense reductions (%)	.85	.82	.82[b]	.81	.80
Ratio of expenses after expense reductions (%)	.85	.82	.81[b]	.81	.80
Ratio of net investment income (loss) (%)	.65	.67	.69	.81	1.76
Portfolio turnover rate (%)	37	66	67	65	65

a Based on average shares outstanding during the period.
b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were ..56% and .56%, and .81% and .81% for Class A and Class B, respectively.

Management Summary December 31, 2003

Capital Growth Portfolio

Positive economic news, better-than-expected corporate earnings, accommodative monetary policy and significant fiscal stimulus combined to create a very favorable environment for stocks during 2003. This helped the portfolio deliver a strong total return of 26.89% (Class A shares, unadjusted for contract charges). Please see the following page for standardized performance as of December 31, 2003. However, during a period in which smaller and lower-quality companies generally produced the best returns, our focus on larger, higher-quality companies caused the portfolio to trail the 28.68% return of its benchmark, the S&P 500 index.

Portfolio performance was helped by our security selection in health care. Several biotechnology holdings provided considerable gains, particularly top-10 holding Genentech, Inc.. In addition, the portfolio's positioning within the technology sector - most notably semiconductor companies such as top-10 holding Intel Corp. - was a positive given the industry's strong performance. On the negative side, the consumer sectors detracted from returns, as positions in both the consumer discretionary and consumer staples areas underperformed. An overweight in energy stocks was also a detractor.

In general, we believe the portfolio is positioned to benefit from an environment of continued economic expansion. We maintain a pro-cyclical stance and the portfolio is modestly overweight in the consumer discretionary and technology sectors. We continue to actively overweight the energy sector. Energy has historically been a late-cycle performer, and while we believe this will be the case again, the portfolio is invested on the basis that long-term secular growth opportunities exist in the sector.

Julie M. Van Cleave
Jack A. Zehner
Thomas J. Schmid
Portfolio Managers

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

The portfolio is subject to stock market risk, meaning stocks in the portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this portfolio's prospectus for specific information regarding its investments and risk profile.

The Standard & Poor's 500 (S&P 500) index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of December 31, 2003, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Performance Summary December 31, 2003

Capital Growth Portfolio

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

The Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment
[] Capital Growth Portfolio - Class A [] S&P 500 Index [] Russell 1000 Growth Index

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Growth Index is an unmanaged capitalization-
weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2003)
Capital Growth Portfolio		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$12,689	$7,246	$8,829	$20,619
	Average annual total return	26.89%	-10.18%	-2.46%	7.50%
S&P 500 Index	Growth of $10,000	$12,868	$8,833	$9,718	$28,563
	Average annual total return	28.68%	-4.05%	-.57%	11.07%
Russell 1000 Growth Index	Growth of $10,000	$12,975	$7,446	$7,692	$24,129
	Average annual total return	29.75%	-9.36%	-5.11%	9.21%
Capital Growth Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$12,651	$7,181	$8,704	$12,626
	Average annual total return	26.51%	-10.45%	-2.74%	3.58%
S&P 500 Index	Growth of $10,000	$12,868	$8,833	$9,718	$14,436
	Average annual total return	28.68%	-4.05%	-.57%	5.74%
Russell 1000 Growth Index	Growth of $10,000	$12,975	$7,446	$7,692	$10,669
	Average annual total return	29.75%	-9.36%	-5.11%	1.08%

The growth of $10,000 is cumulative.

* The Portfolio commenced selling Class B shares on May 12, 1997. Index returns begin May 31, 1997.

Information concerning portfolio holdings of the Portfolio as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-778-1482.

Investment Portfolio as of December 31, 2003

Capital Growth Portfolio

	Shares	Value ($)

Common Stocks 96.7%
Consumer Discretionary 15.0%
Automobiles 1.3%
Harley-Davidson, Inc.	190,300	9,044,959
Hotels, Restaurants & Leisure 2.3%
International Game Technology	305,100	10,892,070
YUM! Brands, Inc.*	167,000	5,744,800
		16,636,870
Media 5.7%
Comcast Corp. "A"*	257,800	8,063,984
McGraw-Hill, Inc.	100,500	7,026,960
Omnicom Group, Inc.	117,700	10,278,741
Time Warner, Inc.*	458,400	8,246,616
Viacom, Inc. "B"	169,800	7,535,724
		41,152,025
Multiline Retail 2.7%
Kohl's Corp.*	137,700	6,188,238
Target Corp.	344,600	13,232,640
		19,420,878
Specialty Retail 3.0%
Bed Bath & Beyond, Inc.*	113,600	4,924,560
Home Depot, Inc.	112,950	4,008,596
Lowe's Companies, Inc.	104,200	5,771,638
Staples, Inc.*	246,000	6,715,800
		21,420,594
Consumer Staples 10.2%
Beverages 2.8%
Coca-Cola Co.	132,100	6,704,075
PepsiCo, Inc.	283,000	13,193,460
		19,897,535
Food & Drug Retailing 3.6%
Wal-Mart Stores, Inc.	352,000	18,673,600
Walgreen Co.	203,600	7,406,968
		26,080,568
Household Products 3.8%
Colgate-Palmolive Co.	275,500	13,788,775
Procter & Gamble Co.	134,100	13,393,908
		27,182,683
Energy 6.8%
Energy Equipment & Services 4.4%
Baker Hughes, Inc.	188,100	6,049,296
Nabors Industries Ltd.*	288,400	11,968,600
Noble Corp.*	82,800	2,962,584
Schlumberger Ltd.	203,000	11,108,160
		32,088,640
Oil & Gas 2.4%
ConocoPhillips	119,400	7,829,058
EOG Resources, Inc.	200,900	9,275,553
		17,104,611
Financials 11.1%
Banks 1.2%
Bank of America Corp.	107,500	8,646,225
Consumer Finance 1.3%
American Express Co.	189,400	9,134,762
Capital Markets 0.8%
State Street Corp.	105,200	5,478,816
Diversified Financials 5.8%
Citigroup, Inc.	285,133	13,840,355
Fannie Mae	174,200	13,075,452
Goldman Sachs Group, Inc.	34,700	3,425,931
Lehman Brothers Holdings, Inc.	45,000	3,474,900
Morgan Stanley	143,200	8,286,984
		42,103,622
Insurance 2.0%
AFLAC, Inc.	48,700	1,761,966
American International Group, Inc.	189,402	12,553,564
		14,315,530
Health Care 20.3%
Biotechnology 3.6%
Amgen, Inc.*	29,700	1,835,460
Genentech, Inc.*	179,300	16,777,101
Gilead Sciences, Inc.*	127,200	7,395,408
		26,007,969
Health Care Equipment & Supplies 4.2%
Baxter International, Inc.	214,500	6,546,540
Boston Scientific Corp.*	102,800	3,778,928
Medtronic, Inc.	251,600	12,230,276
Zimmer Holdings, Inc.*	109,890	7,736,256
		30,292,000
Health Care Providers & Services 1.6%
UnitedHealth Group, Inc.	196,700	11,444,006
Pharmaceuticals 10.9%
Abbott Laboratories	319,500	14,888,700
Eli Lilly & Co.	177,900	12,511,707
Johnson & Johnson	372,100	19,222,686
Merck & Co., Inc.	123,400	5,701,080
Pfizer, Inc.	728,575	25,740,555
		78,064,728
Industrials 6.9%
Aerospace & Defense 2.2%
United Technologies Corp.	171,300	16,234,101
Air Freight & Logistics 0.9%
FedEx Corp.	93,700	6,324,750
Industrial Conglomerates 3.8%
3M Co.	73,000	6,207,190
General Electric Co.	688,100	21,317,338
		27,524,528
Information Technology 24.3%
Communications Equipment 2.9%
Cisco Systems, Inc.*	844,400	20,510,476
Computers & Peripherals 4.4%
Dell, Inc.*	110,400	3,749,184
EMC Corp.*	868,100	11,215,852
International Business Machines Corp.	182,000	16,867,760
		31,832,796
IT Consulting & Services 1.2%
Fiserv, Inc.*	223,400	8,826,534
Semiconductor Equipment & Products 8.4%
Applied Materials, Inc.*	512,900	11,514,605
Intel Corp.	851,100	27,405,420
Linear Technology Corp.	207,100	8,712,697
Texas Instruments, Inc.	430,400	12,645,152
		60,277,874
Software 7.4%
BEA Systems, Inc.*	122,300	1,504,290
Electronic Arts, Inc.*	228,600	10,922,508
Microsoft Corp.	992,300	27,327,942
Oracle Corp.*	437,600	5,776,320
Symantec Corp.*	101,400	3,513,510
VERITAS Software Corp.*	110,600	4,109,896
		53,154,466
Materials 0.7%
Chemicals
Ecolab, Inc.	197,700	5,411,049
Telecommunication Services 1.4%
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	122,500	4,297,300
Wireless Telecommunication Services 0.8%
AT&T Wireless Services, Inc.*	699,400	5,588,206
Total Common Stocks (Cost $640,554,758)		695,499,101

Cash Equivalents 3.3%
Scudder Cash Management QP Trust, 1.11% (b) (Cost $23,866,579)	23,866,579	23,866,579
Total Investment Portfolio - 100.0% (Cost $664,421,337) (a)		719,365,680

* Non-income producing security.
(a) The cost for federal income tax purposes was $665,180,071. At December 31, 2003, net unrealized appreciation for all securities based on tax cost was $54,185,609. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $118,262,845 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $64,077,236
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2003, aggregated $79,891,393 and $78,035,417, respectively.

At December 31, 2003, the Capital Growth Portfolio had a net tax basis capital loss carryforward of approximately $204,259,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($18,038,000), December 31, 2010 ($121,030,000) and December 31, 2011 ($65,191,000), the respective expiration dates, whichever occurs first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Capital Growth Portfolio

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investments: Investments in securities, at value (cost $640,554,758)	$ 695,499,101
Investment in Scudder Cash Management QP Trust (cost $23,866,579)	23,866,579
Total investments in securities, at value (cost $664,421,337)	719,365,680
Cash	10,000
Dividends receivable	531,266
Interest receivable	22,655
Receivable for Portfolio shares sold	961,943
Other assets	15,023
Total assets	720,906,567
Liabilities
Payable for Portfolio shares redeemed	66,249
Accrued management fee	271,170
Other accrued expenses and payables	90,762
Total liabilities	428,181
Net assets, at value	$ 720,478,386
Net Assets
Net assets consist of: Undistributed net investment income	3,640,130
Net unrealized appreciation (depreciation) on investments	54,944,343
Accumulated net realized gain (loss)	(205,017,514)
Paid-in capital	866,911,427
Net assets, at value	$ 720,478,386
Class A Net Asset Value, offering and redemption price per share ($705,308,823 / 48,332,734 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 14.59
Class B Net Asset Value, offering and redemption price per share ($15,169,563 / 1,044,792 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 14.52

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Income: Dividends	$ 6,801,038
Interest - Scudder Cash Management QP Trust	201,548
Total Income	7,002,586
Expenses: Management fee	2,927,691
Custodian fees	40,601
Accounting fees	108,362
Distribution service fees (Class B)	18,025
Record keeping fees (Class B)	7,139
Auditing	24,406
Legal	26,548
Trustees' fees and expenses	17,520
Reports to shareholders	13,764
Other	31,642
Total expenses, before expense reductions	3,215,698
Expense reductions	(34)
Total expenses, after expense reductions	3,215,664
Net investment income (loss)	3,786,922
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(13,492,454)
Net unrealized appreciation (depreciation) during the period on investments	159,146,770
Net gain (loss) on investment transactions	145,654,316
Net increase (decrease) in net assets resulting from operations	$ 149,441,238

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income (loss)	$ 3,786,922	$ 2,627,537
Net realized gain (loss) on investment transactions	(13,492,454)	(158,812,793)
Net unrealized appreciation (depreciation) on investment transactions during the period	159,146,770	(93,657,671)
Net increase (decrease) in net assets resulting from operations	149,441,238	(249,842,927)
Distributions to shareholders from: Net investment income: Class A	(2,595,329)	(2,359,009)
Class B	(8,219)	(321)
Portfolio share transactions: Class A Proceeds from shares sold	99,262,252	157,255,646
Reinvestment of distributions	2,595,329	2,359,009
Cost of shares redeemed	(99,434,360)	(215,777,844)
Net increase (decrease) in net assets from Class A share transactions	2,423,221	(56,163,189)
Class B Proceeds from shares sold	13,042,500	524,737
Reinvestment of distributions	8,219	321
Cost of shares redeemed	(598,220)	(117,694)
Net increase (decrease) in net assets from Class B share transactions	12,452,499	407,364
Increase (decrease) in net assets	161,713,410	(307,958,082)
Net assets at beginning of period	558,764,976	866,723,058
Net assets at end of period (including undistributed net investment income of $3,640,130 and $2,456,756, respectively)	$ 720,478,386	$ 558,764,976
Other Information
Class A Shares outstanding at beginning of period	48,337,865	52,934,260
Shares sold	7,881,425	11,277,302
Shares issued to shareholders in reinvestment of distributions	211,174	160,695
Shares redeemed	(8,097,730)	(16,034,392)
Net increase (decrease) in Portfolio shares	(5,131)	(4,596,395)
Shares outstanding at end of period	48,332,734	48,337,865
Class B Shares outstanding at beginning of period	77,608	43,484
Shares sold	1,011,277	43,275
Shares issued to shareholders in reinvestment of distributions	670	22
Shares redeemed	(44,763)	(9,173)
Net increase (decrease) in Portfolio shares	967,184	34,124
Shares outstanding at end of period	1,044,792	77,608

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Capital Growth Portfolio

Class A

Years Ended December 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 11.54	$ 16.36	$ 23.07	$ 29.13	$ 23.95
Income (loss) from investment operations: Net investment income[a]	.08	.05	.05	.08	.10
Net realized and unrealized gain (loss) on investment transactions	3.03	(4.82)	(4.21)	(2.63)	7.64
Total from investment operations	3.11	(4.77)	(4.16)	(2.55)	7.74
Less distributions from: Net investment income	(.06)	(.05)	(.08)	(.07)	(.07)
Net realized gains on investment transactions	-	-	(2.47)	(3.44)	(2.49)
Total distributions	(.06)	(.05)	(2.55)	(3.51)	(2.56)
Net asset value, end of period	$ 14.59	$ 11.54	$ 16.36	$ 23.07	$ 29.13
Total Return (%)	26.89	(29.18)	(19.36)	(9.90)	35.23
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	705	558	866	1,126	1,254
Ratio of expenses before expense reductions (%)	.51	.51	.52[c]	.49	.49
Ratio of expenses after expense reductions (%)	.51	.51	.50[c]	.49	.49
Ratio of net investment income (loss) (%)	.61	.38	.27	.30	.43
Portfolio turnover rate (%)	13	25	33	55	66

Class B

Years Ended December 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 11.49	$ 16.29	$ 23.00	$ 29.05	$ 23.92
Income (loss) from investment operations: Net investment income[a]	.03	.02	.00[b]	.01	.04
Net realized and unrealized gain (loss) on investment transactions	3.02	(4.81)	(4.21)	(2.62)	7.62
Total from investment operations	3.05	(4.79)	(4.21)	(2.61)	7.66
Less distributions from: Net investment income	(.02)	(.01)	(.03)	-	(.04)
Net realized gains on investment transactions	-	-	(2.47)	(3.44)	(2.49)
Total distributions	(.02)	(.01)	(2.50)	(3.44)	(2.53)
Net asset value, end of period	$ 14.52	$ 11.49	$ 16.29	$ 23.00	$ 29.05
Total Return (%)	26.51	(29.37)	(19.64)	(10.13)	34.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15.89		.71	1.16	1.28
Ratio of expenses before expense reductions (%)	.87	.76	.77[c]	.74	.74
Ratio of expenses after expense reductions (%)	.87	.76	.75[c]	.74	.74
Ratio of net investment income (loss) (%)	.25	.13	.02	.05	.18
Portfolio turnover rate (%)	13	25	33	55	66

a Based on average shares outstanding during the period.
b Less than $.005 per share
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were ..50% and .50%, and .75% and .75% for Class A and Class B, respectively.

Management Summary December 31, 2003

21st Century Growth Portfolio

Scudder 21st Century Growth Portfolio posted a total return of 30.87% (Class A shares, unadjusted for contract charges) for the 12 months ended December 31, 2003. Please see the following page for standardized performance as of December 31, 2003. Within the small-cap universe, a low-quality effect occurred, whereby the smallest of the small caps - the heavily discounted nonearners - drove most of the Russell 2000 Growth Index's annual 48.54% return; these securities outperformed the larger, more investable small-cap securities - the stocks we hold in the portfolio.

From a sector standpoint, consumer staples was the only sector represented within the portfolio that produced better relative performance than the benchmark, while stock selection in health care and consumer discretionary delivered the biggest negative blows relative to the benchmark.

As evidenced by the portfolio's strong absolute performance, the majority of stocks in the portfolio rang in solid returns. Electronic components maker Vishay Intertechnology, Inc. was a top-contributing stock. On the flip side, the bottom three detractors were securities we inherited from the previous investment team. As we repositioned the portfolio in the early part of 2003, we decided to exit these stocks, which had steeply declined, and redeploy the assets.

Going into the new year, we worked closely as a team to position the portfolio to benefit from the continuing economic recovery. While some segments of the small-cap market have reached fair value, we continue to find individual investment opportunities at good valuations through our bottom-up stock selection process.

Audrey M.T. Jones
Samuel A. Dedio
Doris R. Klug
Portfolio Managers

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

This portfolio is subject to stock market risk. Stocks of small companies involve greater risk, as they often have limited product lines, markets or financial resources and may be exposed to more erratic and abrupt market movements than securities of larger, more established companies. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of December 31, 2003, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Performance Summary December 31, 2003

21st Century Growth Portfolio

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

This Portfolio is subject to stock market risk. Stocks of small companies involve greater risk, as they often have limited product lines, markets or financial resources and may be exposed to more erratic and abrupt market movements than securities of larger, more established companies. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile

Growth of an Assumed $10,000 Investment
[] 21st Century Growth Portfolio - Class A* [] Russell 2000 Growth Index

The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Comparative Results (as of December 31, 2003)
21st Century Growth Portfolio*		1-Year	3-Year	Life of Portfolio
Class A	Growth of $10,000	$13,087	$5,899	$8,088
	Average annual total return	30.87%	-16.13%	-4.45%
Class B	Growth of $10,000	$13,039	$5,871	$7,969
	Average annual total return	30.39%	-16.27%	-4.75%
Russell 2000 Growth Index	Growth of $10,000	$14,854	$9,403	$9,754
	Average annual total return	48.54%	-2.03%	-.53%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on May 3, 1999. Index returns begin April 30,1999. Total returns for the 3-year and Life of Portfolio periods for Class A and B shares would have been lower if the Portfolio's expenses were not maintained.

Information concerning portfolio holdings of the Portfolio as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-778-1482.

Investment Portfolio as of December 31, 2003

21st Century Growth Portfolio

	Shares	Value ($)

Common Stocks 90.7%
Consumer Discretionary 14.4%
Auto Components 2.3%
Keystone Automotive Industries, Inc.*	52,300	1,326,328
Automobiles 0.9%
Thor Industries, Inc.	8,700	489,114
Hotels, Restaurants & Leisure 6.5%
Multimedia Games, Inc.*	12,900	530,190
Panera Bread Co. "A"*	19,000	751,070
RARE Hospitality International, Inc.*	23,150	565,786
Shuffle Master, Inc.*	29,200	1,010,904
The Cheesecake Factory, Inc.*	19,100	840,973
		3,698,923
Specialty Retail 3.7%
Cost Plus, Inc.*	11,800	483,800
Hancock Fabrics, Inc.	45,100	653,048
Jos. A. Bank Clothiers, Inc.* (b)	28,000	971,320
		2,108,168
Textiles, Apparel & Luxury Goods 1.0%
Gildan Activewear, Inc.*	18,100	558,928
Consumer Staples 4.1%
Food & Drug Retailing
Performance Food Group Co.*	23,100	835,527
United Natural Foods, Inc.*	41,200	1,479,492
		2,315,019
Energy 3.5%
Energy Equipment & Services 2.5%
FMC Technologies, Inc.*	26,000	605,800
Unit Corp.*	34,500	812,475
		1,418,275
Oil & Gas 1.0%
Western Gas Resources, Inc.	12,100	571,725
Financials 7.9%
Diversified Financials 6.5%
Affiliated Managers Group, Inc.*	14,100	981,219
Jefferies Group, Inc.	34,800	1,149,096
Labranche & Co., Inc. (b)	42,800	499,476
National Financial Partners Corp.	18,600	512,430
The First Marblehead Corp.*	23,700	518,556
		3,660,777
Insurance 1.4%
Scottish Re Group Ltd.	14,400	299,232
Triad Guaranty, Inc.*	10,200	513,570
		812,802
Health Care 16.3%
Biotechnology 9.8%
Connetics Corp.*	61,900	1,124,104
Digene Corp.*	24,900	998,490
Exact Sciences Corp.*	87,900	889,548
Martek Biosciences Corp.*	25,800	1,676,226
Neurocrine Biosciences, Inc.*	15,700	856,278
		5,544,646
Health Care Equipment & Supplies 3.6%
ICU Medical, Inc.* (b)	30,700	1,052,396
Integra LifeSciences Holdings Corp.*	15,800	452,354
Ocular Sciences, Inc.*	19,100	548,361
		2,053,111
Health Care Providers & Services 0.9%
Apria Healthcare Group, Inc.*	16,800	478,296
Pharmaceuticals 2.0%
NPS Pharmaceuticals, Inc.*	37,300	1,146,602
Industrials 7.5%
Airlines 2.7%
Frontier Airlines, Inc.*	36,600	521,916
SkyWest, Inc.	55,200	1,000,224
		1,522,140
Commercial Services & Supplies 1.9%
CoStar Group, Inc.*	26,300	1,096,184
Electrical Equipment 0.9%
General Cable Corp.*	59,400	484,110
Road & Rail 1.1%
Heartland Express, Inc.	25,064	606,298
Transportation Infrastructure 0.9%
Overnite Corp.*	23,100	525,525
Information Technology 32.7%
Communications Equipment 3.9%
Adaptec, Inc.*	155,700	1,374,831
NetScreen Technologies, Inc.*	34,300	848,925
		2,223,756
Computers & Peripherals 3.9%
Dot Hill Systems Corp.*	83,300	1,261,995
Synaptics, Inc.*	62,900	942,242
		2,204,237
Electronic Equipment & Instruments 4.6%
Identix, Inc.*	124,321	553,229
Vishay Intertechnology, Inc.*	90,200	2,065,580
		2,618,809
Internet Software & Services 1.4%
iPass, Inc.*	50,500	809,515
Semiconductor Equipment & Products 9.9%
AMIS Holdings, Inc.*	55,100	1,007,228
Applied Micro Circuits Corp.*	204,900	1,225,302
ATMI, Inc.*	34,500	798,330
Exar Corp.*	28,500	486,780
Micrel, Inc.*	32,100	500,118
Semtech Corp.*	24,600	559,158
Varian Semiconductor Equipment Associates, Inc.*	23,300	1,017,977
		5,594,893
Software 9.0%
Interwoven, Inc.*	131,650	1,664,056
Macromedia, Inc.*	26,800	478,112
NetIQ Corp.*	140,000	1,855,000
Universal Technical Institute, Inc.*	37,400	1,122,000
		5,119,168
Materials 1.5%
Chemicals 0.6%
Compass Minerals International, Inc.*	24,300	347,004
Containers & Packaging 0.9%
Packaging Corp. of America	24,200	529,012
Other 2.8%
iShares Russell 2000 Growth (b)	26,500	1,570,390
Total Common Stocks (Cost $44,696,650)		51,433,755

Cash Equivalents 9.3%
Daily Assets Fund Institutional, 1.05% (c) (d)	3,324,175	3,324,175
Scudder Cash Management QP Trust, 1.11% (e)	1,978,895	1,978,895
Total Cash Equivalents (Cost $5,303,070)		5,303,070
Total Investment Portfolio - 100.0% (Cost $49,999,720) (a)		56,736,825

* Non-income producing security.
(a) The cost for federal income tax purposes was $50,054,453. At December 31, 2003, net unrealized appreciation for all securities based on tax cost was $6,682,372. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,365,410 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,683,038.
(b) All or a portion on these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at December 31, 2003 amounted to $3,197,708, which is 6.0% of total net assets.
(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.
(e) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2003, aggregated $54,790,742 and $44,888,925, respectively.

At December 31, 2003, the 21st Century Growth Portfolio had a net tax basis capital loss carryforward of approximately $26,784,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($1,217,000), December 31, 2009 ($12,192,000), December 31, 2010 ($9,220,000) and December 31, 2011 ($4,155,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2003 through December 31, 2003, the Fund incurred approximately $269,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending December 31, 2004.

The accompanying notes are an integral part of the financial statements.

Financial Statements

21st Century Growth Portfolio

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investments: Investments in securities, at value (cost $44,696,650)	$ 51,433,755
Investment in Daily Assets Fund Institutional (cost $3,324,175)*	3,324,175
Investment in Scudder Cash Management QP Trust (cost $1,978,895)	1,978,895
Total investments in securities, at value (cost $49,999,720)	56,736,825
Cash	10,000
Receivable for investments sold	219,132
Dividends receivable	12,598
Interest receivable	1,596
Receivable for Portfolio shares sold	48,004
Other assets	1,761
Total assets	57,029,916
Liabilities
Payable upon return of securities loaned	3,324,175
Payable for Portfolio shares redeemed	144,599
Accrued management fee	37,775
Other accrued expenses and payables	61,854
Total liabilities	3,568,403
Net assets, at value	$ 53,461,513
Net Assets
Net assets consist of: Net unrealized appreciation (depreciation) on investment securities	6,737,105
Accumulated net realized gain (loss)	(27,108,049)
Paid-in capital	73,832,457
Net assets, at value	$ 53,461,513
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($47,530,480 / 9,918,991 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 4.79
Class B Net Asset Value, offering and redemption price per share ($5,931,033 / 1,256,244 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 4.72

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Income: Dividends	$ 84,348
Interest - Scudder Cash Management QP Trust	31,973
Total Income	116,321
Expenses: Management fee	367,279
Custodian fees	19,649
Accounting fees	44,980
Distribution service fees (Class B)	6,246
Record keeping fees (Class B)	3,503
Auditing	35,501
Legal	13,923
Trustees' fees and expenses	3,649
Reports to shareholders	11,225
Other	3,776
Total expenses, before expense reductions	509,731
Expense reductions	(116)
Total expenses, after expense reductions	509,615
Net investment income (loss)	(393,294)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	940,146
Net unrealized appreciation (depreciation) during the period on investments	10,800,560
Net gain (loss) on investment transactions	11,740,706
Net increase (decrease) in net assets resulting from operations	$ 11,347,412

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income (loss)	$ (393,294)	$ (343,895)
Net realized gain (loss) on investment transactions	940,146	(13,981,457)
Net unrealized appreciation (depreciation) on investment transactions during the period	10,800,560	(7,611,269)
Net increase (decrease) in net assets resulting from operations	11,347,412	(21,936,621)
Portfolio share transactions: Class A Proceeds from shares sold	16,045,090	21,627,664
Cost of shares redeemed	(12,701,118)	(10,758,573)
Net increase (decrease) in net assets from Class A share transactions	3,343,972	10,869,091
Class B Proceeds from shares sold	5,228,477	171,863
Cost of shares redeemed	(130,839)	(6,118)
Net increase (decrease) in net assets from Class B share transactions	5,097,638	165,745
Increase (decrease) in net assets	19,789,022	(10,901,785)
Net assets at beginning of period	33,672,491	44,574,276
Net assets at end of period	$ 53,461,513	$ 33,672,491
Other Information
Class A Shares outstanding at beginning of period	9,153,467	7,152,255
Shares sold	3,849,909	4,412,802
Shares redeemed	(3,084,385)	(2,411,590)
Net increase (decrease) in Portfolio shares	765,524	2,001,212
Shares outstanding at end of period	9,918,991	9,153,467
Class B Shares outstanding at beginning of period	44,351	101
Shares sold	1,245,969	45,909
Shares redeemed	(34,076)	(1,659)
Net increase (decrease) in Portfolio shares	1,211,893	44,250
Shares outstanding at end of period	1,256,244	44,351

The accompanying notes are an integral part of the financial statements.

Financial Highlights

21st Century Growth Portfolio

Class A

Years Ended December 31,	2003	2002	2001	2000	1999[a]
Selected Per Share Data
Net asset value, beginning of period	$ 3.66	$ 6.23	$ 8.12	$ 10.55	$ 6.00[b]
Income (loss) from investment operations: Net investment income (loss)[c]	(.04)	(.04)	(.04)	(.11)	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.17	(2.53)	(1.85)	(2.20)	4.59
Total from investment operations	1.13	(2.57)	(1.89)	(2.31)	4.55
Less distributions from: Net realized gains on investment transactions	-	-	-	(.12)	-
Net asset value, end of period	$ 4.79	$ 3.66	$ 6.23	$ 8.12	$ 10.55
Total Return (%)	30.87	(41.25)	(23.28)[d]	(22.39)[d]	75.83d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48	34	45	26	15
Ratio of expenses before expense reductions (%)	1.19	1.11	1.17[e]	1.35	2.90*
Ratio of expenses after expense reductions (%)	1.19	1.11	1.15[e]	1.29	1.50*
Ratio of net investment income (loss) (%)	(.91)	(.88)	(.64)	(1.06)	(.95)*
Portfolio turnover rate (%)	113	72	103	109	61

Class B

Years Ended December 31,	2003	2002	2001	2000	1999[a]
Selected Per Share Data
Net asset value, beginning of period	$ 3.62	$ 6.15	$ 8.04	$ 10.51	$ 6.00[b]
Income (loss) from investment operations: Net investment income (loss)[c]	(.06)	(.05)	(.06)	(.13)	(.06)
Net realized and unrealized gain (loss) on investment transactions	1.16	(2.48)	(1.83)	(2.22)	4.57
Total from investment operations	1.10	(2.53)	(1.89)	(2.35)	4.51
Less distributions from: Net realized gains on investment transactions	-	-	-	(.12)	-
Net asset value, end of period	$ 4.72	$ 3.62	$ 6.15	$ 8.04	$ 10.51
Total Return (%)	30.39	(41.14)	(23.51)[d]	(22.79)[d]	75.17d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6.16		-***	-***	-***
Ratio of expenses before expense reductions (%)	1.59	1.36	1.42[e]	1.60	3.15*
Ratio of expenses after expense reductions (%)	1.59	1.36	1.40[e]	1.54	1.75*
Ratio of net investment income (loss) (%)	(1.31)	(1.13)	(.89)	(1.31)	(1.20)*
Portfolio turnover rate (%)	113	72	103	109	61

a For the period May 3, 1999 (commencement of operations) to December 31, 1999.
b Original capital.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
e The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.16% and 1.15%, and 1.41% and 1.40% for Class A and Class B, respectively.
* Annualized
** Not annualized
*** Net assets less than one million

Management Summary December 31, 2003

Global Discovery Portfolio

Stronger economic growth and investors' declining aversion to risk seemed to be the reasons for the rally among small-cap growth stocks during 2003. This was a substantial positive for the portfolio's absolute performance. During the period, its total return was 49.09% for (Class A shares, unadjusted for contract charges). Please see the following page for standardized performance as of December 31, 2003. The portfolio outperformed the 47.44% return of its benchmark, the Citigroup World Equity EMI.

Performance was helped by our strong stock selection within financials. The portfolio's top holding - Anglo Irish Bank Corp., PLC - reported 37% annual earnings growth for its fiscal year ended in September, capping a year of strong stock price performance for the company. We added to the portfolio's position in financials during the second half, particularly Asian banks and real estate companies that are positioned to capitalize on the region's growth. Health care was the second-largest contributor to performance. We liked the sector for several reasons: a favorable demographic backdrop, its independence from broader economic trends and its wealth of innovative companies. Selection in the consumer discretionary sector also helped. On the negative side, the portfolio's conservative positioning within the technology sector - where we favored larger, service-oriented companies over more aggressive names - caused the performance of our tech holdings to trail the benchmark during the first nine months of the year.

On a regional basis, the portfolio remained overweight in Europe throughout the year. We reduced its weighting in North America, but added in the Pacific Rim and allowed its weighting in Latin America to increase by virtue of price appreciation.

Joseph Axtell
Portfolio Manager

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

This portfolio is subject to stock market risk. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuations, political and economic changes and market risks. Additionally, stocks of small-sized companies involve greater risk as they often have limited product lines, markets or financial resources and may be sensitive to erratic and abrupt market movements more so than securities of larger, more-established companies. All of these factors may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Citigroup World Equity Extended Market Index (Citigroup World Equity EMI), formerly Salomon Smith Barney World Equity Extended Market Index, is an unmanaged index of small-capitalization stocks within 22 countries around the globe. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of December 31, 2003, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Performance Summary December 31, 2003

Global Discovery Portfolio

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

This portfolio is subject to stock market risk. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuations, political and economic changes and market risks. Additionally, stocks of small-sized companies involve greater risk as they often have limited product lines, markets, or financial resources and may be sensitive to erratic and abrupt market movements more so than securities of larger, more-established companies. All of these factors may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment
[] Global Discovery Portfolio - Class A* [] Citigroup World Equity EMI

Citigroup World Equity Extended Market Index (formerly known as Salomon Smith Barney World Equity Extended Market Index) is an unmanaged small capitalization stock universe of 22 countries. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2003)
Global Discovery Portfolio		1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$14,909	$9,007	$14,151	$19,537
	Average annual total return	49.09%	-3.43%	7.19%	9.13%
Citigroup World Equity EMI	Growth of $10,000	$14,744	$12,026	$14,377	$16,831
	Average annual total return	47.44%	6.34%	7.53%	7.01%
Global Discovery Portfolio		1-Year	3-Year	5-Year	Life of Class**
Class B	Growth of $10,000	$14,877	$8,923	$13,979	$18,519
	Average annual total return	48.77%	-3.73%	6.93%	9.69%
Citigroup World Equity EMI	Growth of $10,000	$14,744	$12,026	$14,377	$17,050
	Average annual total return	47.44%	6.34%	7.53%	8.32%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on May 1,1996. Index returns begin April 30, 1996. Total returns for the Life of Portfolio period for Class A shares would have been lower if the Portfolio's expenses were not maintained.
** The Portfolio commenced selling Class B shares on May 2, 1997. Index returns begin April 30, 1997. Total returns for the Life of Class period for Class B shares would have been lower if the Portfolio's expenses were not maintained.

Information concerning portfolio holdings of the Portfolio as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-778-1482.

Investment Portfolio as of December 31, 2003

Global Discovery Portfolio

	Shares	Value ($)

Common Stocks 98.8%
Australia 1.6%
Macquarie Bank Ltd.	82,511	2,206,877
QBE Insurance Group Ltd.	124,940	996,120
(Cost $1,782,595)		3,202,997

Bermuda 0.9%
Alea Group Holdings SA*	166,865	764,210
Midland Realty Holdings Ltd.	3,674,600	1,005,754
(Cost $1,553,445)		1,769,964

Brazil 2.0%
Aracruz Celulose SA (Preferred) (ADR)	80,000	2,803,200
Empresa Brasiliera de Aeronautica SA (Preferred) (ADR)	29,718	1,041,022
(Cost $2,528,974)		3,844,222

Czech Republic 0.6%
Cesky Telecom AS (Cost $1,052,888)	110,000	1,250,170
Denmark 0.6%
Group 4 Falck AS (Cost $1,351,699)	55,500	1,134,519
Finland 0.6%
TietoEnator Oyj (Cost $738,051)	41,700	1,138,443
France 4.3%
Autoroutes du Sud de la France	77,328	2,587,818
Camaieu	22,545	1,744,379
Flamel Technologies SA (ADR)*	77,300	2,070,867
JC Decaux SA*	123,654	2,016,176
(Cost $6,274,911)		8,419,240

Germany 8.3%
Deutsche Boerse AG	87,222	4,756,971
Fresenius Medical Care AG	91,721	6,508,235
Puma AG	18,000	3,170,414
Stada Arzneimittel AG	30,422	1,882,312
(Cost $8,846,956)		16,317,932

Greece 4.6%
Alpha Bank AE	126,000	3,798,155
Coca-Cola Hellenic Bottling Co. SA	100,200	2,085,060
Greek Organization of Football Prognostics	108,500	1,567,065
Public Power Corp.	11,100	273,712
Titan Cement Co.	31,500	1,287,981
(Cost $7,071,098)		9,011,973

Hong Kong 1.9%
Kingboard Chemical Holdings Ltd.	935,900	1,440,523
Wing Hang Bank Ltd.	389,000	2,314,805
(Cost $3,553,884)		3,755,328

India 0.5%
Ranbaxy Laboratories Ltd. (Cost $933,256)	40,800	982,169
Ireland 9.5%
Anglo Irish Bank Corp., PLC	739,508	11,638,997
Irish Continental Group PLC	66,760	898,701
Irish Life & Permanent PLC	120,759	1,944,665
Jurys Doyle Hotel Group PLC	236,050	2,880,654
Ryanair Holdings PLC*	169,500	1,405,305
(Cost $5,695,783)		18,768,322

Japan 6.9%
AEON Credit Services Co., Ltd.	40,600	1,727,579
AEON Mall Co., Ltd.*	60,000	1,843,576
JAFCO Co., Ltd.	22,000	1,724,767
Nidec Corp.	37,400	3,562,402
Olympus Optical Co., Ltd.	132,000	2,857,542
Sumitomo Realty & Development Co., Ltd.	199,000	1,749,125
(Cost $12,084,371)		13,464,991

Korea 0.6%
Korea Information Service, Inc. (Cost $979,428)	35,000	1,159,329
Netherlands 4.2%
Chicago Bridge & Iron Co., NV (ADR)	68,900	1,991,210
IHC Caland NV	55,685	3,012,465
Vedior NV	208,958	3,259,839
(Cost $6,400,885)		8,263,514

Norway 0.6%
Tandberg ASA* (Cost $751,909)	150,300	1,103,690
Russia 0.9%
Mobile Telesystems (ADR) (Cost $638,167)	22,000	1,821,600
Spain 1.7%
Actividades de Construccion y Servicios SA	34,800	1,694,360
Amadeus Global Travel Distribution SA "A"	251,400	1,628,875
(Cost $3,005,295)		3,323,235

Sweden 1.3%
Eniro AB	201,400	1,930,995
Micronic Laser Systems AB*	60,700	704,284
(Cost $1,958,448)		2,635,279

Switzerland 0.5%
Micronas Semiconductor Holdings AG (Foreign Registered) (Cost $1,028,882)	24,500	1,045,936
Taiwan 1.8%
Compal Electronics, Inc.	1,259,000	1,724,404
Siliconware Precision Industries Co.*	1,691,000	1,733,337
(Cost $3,429,574)		3,457,741

Thailand 0.6%
Bangkok Bank PLC (Foreign Registered)* (Cost $1,033,810)	418,400	1,214,223
United Kingdom 5.5%
Aegis Group PLC	1,220,793	2,152,480
ARM Holdings PLC*	754,679	1,731,512
ICON PLC (ADR)*	27,900	1,216,440
Misys PLC	297,575	1,125,071
Taylor Nelson Sofres PLC	587,083	2,180,333
Viridian Group PLC	172,578	1,702,463
Wood Group (John) PLC	303,284	729,690
(Cost $12,765,578)		10,837,989

United States 38.8%
Advance Auto Parts, Inc.*	12,500	1,017,500
Affiliated Computer Services, Inc. "A"*	32,900	1,791,734
Alkermes, Inc.*	61,100	824,850
Applied Micro Circuits Corp.*	236,600	1,414,868
Arthur J. Gallagher & Co.	51,800	1,682,982
Brinker International, Inc.*	108,500	3,597,860
Caremark Rx, Inc.*	161,500	4,090,795
Carter's, Inc.*	34,800	885,660
Celgene Corp.*	42,200	1,899,844
Cephalon, Inc.*	12,000	580,920
Chico's FAS, Inc.*	45,600	1,684,920
Diebold, Inc.	40,500	2,181,735
Energy East Corp.	115,400	2,584,960
EOG Resources, Inc.	32,200	1,486,674
Fiserv, Inc.*	105,100	4,152,501
FTI Consulting, Inc.*	84,750	1,980,607
Garmin Ltd.	23,400	1,274,832
GTECH Holdings Corp.	39,900	1,974,651
Harman International Industries, Inc.	42,800	3,166,344
Harris Interactive, Inc.*	147,700	1,225,910
Invitrogen Corp.*	38,200	2,674,000
Lam Research Corp.*	46,700	1,508,410
Legg Mason, Inc.	93,600	7,224,048
Mercury Interactive Corp.*	50,200	2,441,728
NetScreen Technologies, Inc.*	34,600	856,350
NPS Pharmaceuticals, Inc.*	32,600	1,002,124
Open Solutions, Inc.*	5,600	98,392
Pharmaceutical Resources, Inc.*	54,900	3,576,735
Rowan Companies, Inc.*	44,300	1,026,431
Spinnaker Exploration Co.*	29,400	948,738
St. Jude Medical, Inc.*	48,900	3,000,015
Symbol Technologies, Inc.	121,593	2,053,706
The First Marblehead Corp.*	85,900	1,879,492
Thoratec Corp.*	53,300	693,433
THQ, Inc.*	96,100	1,625,051
Waters Corp.*	65,800	2,181,928
Zions Bancorp.	65,400	4,010,982
(Cost $60,537,210)		76,301,710
Total Common Stocks (Cost $145,997,097)		194,224,516

Cash Equivalents 1.2%
Scudder Cash Management QP Trust, 1.11% (b) (Cost $2,348,140)	2,348,140	2,348,140
Total Investment Portfolio - 100.0% (Cost $148,345,237) (a)		196,572,656

At December 31, 2003, the Global Discovery Portfolio had the following industry diversification:
Industry	Value	Percent
Financials	$ 50,639,752	25.7
Information Technology	34,175,482	17.4
Health Care	33,860,282	17.2
Consumer Discretionary	32,470,172	16.5
Industrials	23,637,626	12.1
Materials	5,531,704	2.8
Utilities	4,561,135	2.3
Energy	4,191,533	2.1
Telecommunication Services	3,071,770	1.6
Consumer Staples	2,085,060	1.1
Total Common Stock	194,224,516	98.8
Cash Equivalent	2,348,140	1.2
Total Investment Portfolio	$ 196,572,656	100.0%

* Non-income producing security.
(a) The cost for federal income tax purposes was $148,937,699. At December 31, 2003, net unrealized appreciation for all securities based on tax cost was $47,634,957. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $54,687,527 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,052,570.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2003, aggregated $70,616,625 and $59,745,786, respectively.

At December 31, 2003, the Global Discovery Portfolio had a net tax basis capital loss carryforward of approximately $55,714,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($24,864,000), December 31, 2010 ($25,620,000) and December 31, 2011 ($5,230,000), the respective expiration dates, whichever occurs first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Global Discovery Portfolio

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investments: Investments in securities, at value (cost $145,997,097)	$ 194,224,516
Investment in Scudder Cash Management QP Trust (cost $2,348,140)	2,348,140
Total investments in securities, at value (cost $148,345,237)	196,572,656
Dividends receivable	188,038
Interest receivable	2,679
Receivable for Portfolio shares sold	146,617
Foreign taxes recoverable	63,325
Total assets	196,973,315
Liabilities
Payable for Portfolio shares redeemed	654,918
Accrued management fee	165,774
Other accrued expenses and payables	109,872
Total liabilities	930,564
Net assets, at value	$ 196,042,751
Net Assets
Net assets consist of: Undistributed net investment income	396,318
Net unrealized appreciation (depreciation) on: Investments	48,227,419
Foreign currency related transactions	10,817
Accumulated net realized gain (loss)	(56,268,304)
Paid-in capital	203,676,501
Net assets, at value	$ 196,042,751
Class A Net Asset Value, offering and redemption price per share ($182,824,114 / 17,610,512 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.38
Class B Net Asset Value, offering and redemption price per share ($13,218,637 / 1,289,405 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.25

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Income: Dividends (net of foreign taxes withheld of $149,215)	$ 2,087,630
Interest - Scudder Cash Management QP Trust	100,006
Total Income	2,187,636
Expenses: Management fee	1,456,437
Custodian fees	93,298
Accounting fees	125,625
Distribution service fees (Class B)	19,924
Record keeping fees (Class B)	899
Auditing	33,729
Legal	8,530
Trustees' fees and expenses	8,175
Reports to shareholders	21,138
Other	13,662
Total expenses	1,781,417
Net investment income (loss)	406,219
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(3,503,176)
Foreign currency related transactions	1,605
(3,501,571)
Net unrealized appreciation (depreciation) during the period on: Investments	65,108,960
Foreign currency related transactions	(467)
65,108,493
Net gain (loss) on investment transactions	61,606,922
Net increase (decrease) in net assets resulting from operations	$ 62,013,141

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income (loss)	$ 406,219	$ (52,872)
Net realized gain (loss) on investment transactions	(3,501,571)	(22,711,667)
Net unrealized appreciation (depreciation) on investment transactions during the period	65,108,493	(9,589,493)
Net increase (decrease) in net assets resulting from operations	62,013,141	(32,354,032)
Distributions to shareholders from: Net investment income: Class A	(133,861)	-
Portfolio share transactions: Class A Proceeds from shares sold	36,495,865	66,936,815
Reinvestment of distributions	133,861	-
Cost of shares redeemed	(33,146,972)	(65,055,875)
Net increase (decrease) in net assets from Class A share transactions	3,482,754	1,880,940
Class B Proceeds from shares sold	6,497,655	616,165
Cost of shares redeemed	(1,234,627)	(1,766,874)
Net increase (decrease) in net assets from Class B share transactions	5,263,028	(1,150,709)
Increase (decrease) in net assets	70,625,062	(31,623,801)
Net assets at beginning of period	125,417,689	157,041,490
Net assets at end of period (including undistributed net investment income of $396,318 and $122,354, respectively)	$ 196,042,751	$ 125,417,689
Other Information
Class A Shares outstanding at beginning of period	17,358,587	17,267,802
Shares sold	4,275,233	8,265,963
Shares issued to shareholders in reinvestment of distributions	18,413	-
Shares redeemed	(4,041,721)	(8,175,178)
Net increase (decrease) in Portfolio shares	251,925	90,785
Shares outstanding at end of period	17,610,512	17,358,587
Class B Shares outstanding at beginning of period	645,610	795,058
Shares sold	796,263	84,878
Shares redeemed	(152,468)	(234,326)
Net increase (decrease) in Portfolio shares	643,795	(149,448)
Shares outstanding at end of period	1,289,405	645,610

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Global Discovery Portfolio

Class A

Years Ended December 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 6.97	$ 8.70	$ 11.76	$ 13.18	$ 8.04
Income (loss) from investment operations: Net investment income (loss)[a]	.02	(.00)*	(.00)*	(.03)	(.06)
Net realized and unrealized gain (loss) on investment transactions	3.40	(1.73)	(2.87)	(.62)	5.30
Total from investment operations	3.42	(1.73)	(2.87)	(.65)	5.24
Less distributions from: Net investment income	(.01)	-	-	(.11)	-
Net realized gains on investment transactions	-	-	(.19)	(.66)	(.10)
Total distributions	(.01)	-	(.19)	(.77)	(.10)
Net asset value, end of period	$ 10.38	$ 6.97	$ 8.70	$ 11.76	$ 13.18
Total Return (%)	49.09	(19.89)	(24.59)	(5.29)	65.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	183	121	150	159	71
Ratio of expenses before expense reductions (%)	1.18	1.19	1.23[b]	1.28	1.63
Ratio of expenses after expense reductions (%)	1.18	1.19	1.22[b]	1.28	1.63
Ratio of net investment income (loss) (%)	.28	(.03)	.00[c]	(.25)	(.66)
Portfolio turnover rate (%)	41	47	56	66	70

Class B

Years Ended December 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 6.89	$ 8.62	$ 11.69	$ 13.11	$ 8.01
Income (loss) from investment operations: Net investment income (loss)[a]	.00*	(.02)	(.02)	(.07)	(.08)
Net realized and unrealized gain (loss) on investment transactions	3.36	(1.71)	(2.86)	(.61)	5.28
Total from investment operations	3.36	(1.73)	(2.88)	(.68)	5.20
Less distributions from: Net investment income	-	-	-	(.08)	-
Net realized gains on investment transactions	-	-	(.19)	(.66)	(.10)
Total distributions	-	-	(.19)	(.74)	(.10)
Net asset value, end of period	$ 10.25	$ 6.89	$ 8.62	$ 11.69	$ 13.11
Total Return (%)	48.77	(20.07)	(24.96)	(5.42)	65.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	4	7	11	7
Ratio of expenses before expense reductions (%)	1.43	1.44	1.48[b]	1.53	1.88
Ratio of expenses after expense reductions (%)	1.43	1.44	1.47[b]	1.53	1.88
Ratio of net investment income (loss) (%)	.03	(.28)	(.25)	(.52)	(.91)
Portfolio turnover rate (%)	41	47	56	66	70

a Based on average shares outstanding during the period.
b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.22% and 1.22%, and 1.47% and 1.47% for Class A and Class B, respectively.
c Less than .005%
* Less than $.005 per share

Management Summary December 31, 2003

International Portfolio

Stock markets worldwide rallied during 2003 on the strength of a recovery in the global economy. The favorable environment helped the portfolio's total return of 27.75% (Class A shares, unadjusted for contract charges). Please see the following page for standardized performance as of December 31, 2003. However, the portfolio lagged the 39.42% return of its benchmark, the MSCI EAFE® + Canada Index. The most important factor in its underperformance was the fact that lower-quality companies - those with substantial debt and unsustainable business models in which we do not invest - performed exceptionally well. In addition, the portfolio's large-cap bias was a negative given the substantial outperformance of small-cap stocks.

The principle detractor to performance on a sector basis was the portfolio's position in financials, where it avoids the type of highly indebted and lower-quality companies that outperformed in 2003. Other detractors included our position in Japanese consumer stocks - which were hurt by the rising yen - and stock selection within technology. Positive contributions came from the materials sector - particularly metals and mining companies that are benefiting from higher commodities prices - and industrials.

We hold a positive view on Asia, which we believe will benefit from stronger global growth and a weaker US dollar. Asia appears to be offering increasingly fertile ground for investment ideas due to its wealth of growth opportunities and the fact the companies have higher levels of free cash flow than they have had for many years. We are more cautious on Europe, where the euro's rise may hinder economic growth.

Alex Tedder Clare Gray
Lead Manager Marc J. Slendebroek
Co-Managers

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

This portfolio is subject to stock market risk. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. This may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Morgan Stanley Capital International Europe, Australasia and Far East + Canada Index (MSCI EAFE® + Canada) is an unmanaged, capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of December 31, 2003, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Performance Summary December 31, 2003

International Portfolio

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

This Portfolio is subject to stock market risk. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. This may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment
[] International Portfolio - Class A [] MSCI EAFE® + Canada Index

The Morgan Stanley Capital International (MSCI) Europe, Australasia, the Far East (EAFE7reg;) + Canada Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada. Index returns assume reinvested dividends net of withholding tax and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2003)
International Portfolio		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$12,775	$7,211	$8,724	$14,256
	Average annual total return	27.75%	-10.33%	-2.69%	3.61%
MSCI EAFE® + Canada Index	Growth of $10,000	$13,942	$9,227	$10,226	$15,883
	Average annual total return	39.42%	-2.64%	.45%	4.74%
International Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$12,752	$7,180	$8,644	$10,461
	Average annual total return	27.52%	-10.45%	-2.87%	.68%
MSCI EAFE® + Canada Index	Growth of $10,000	$13,942	$9,227	$10,226	$11,764
	Average annual total return	39.42%	-2.64%	.45%	2.50%

The growth of $10,000 is cumulative.

* The Portfolio commenced selling Class B shares on May 8, 1997. Index returns begin May 31, 1997.

Information concerning portfolio holdings of the Portfolio as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-778-1482.

Investment Portfolio as of December 31, 2003

International Portfolio

	Shares	Value ($)

Common Stocks 98.4%
Australia 1.1%
Australia & New Zealand Banking Group Ltd.	190,452	2,532,633
Westpac Banking Corp., Ltd.	259,697	3,123,344
(Cost $4,388,330)		5,655,977

Brazil 1.2%
Companhia Vale do Rio Doce (ADR) (Cost $2,764,156)	98,702	5,774,067
Czech Republic 0.4%
Cesky Telecom AS (GDR)* (Cost $1,607,540)	170,110	1,929,864
Denmark 1.3%
A P Moller - Maersk A/S "B" (Cost $6,722,899)	930	6,693,078
Finland 1.1%
Nokia Oyj (ADR)	136,100	2,313,700
Stora Enso Oyj "R"	236,850	3,182,438
(Cost $4,312,389)		5,496,138

France 7.5%
Aventis SA	14,750	972,386
Compagnie de Saint-Gobain*	73,587	3,593,024
Credit Agricole SA*	213,809	5,092,044
Dassault Systemes SA	107,469	4,889,078
Scheider Electric SA	55,571	3,628,532
Total SA	82,033	15,212,530
Vivendi Universal SA*	166,500	4,036,559
(Cost $26,525,215)		37,424,153

Germany 11.5%
Allianz AG (Registered)*	86,800	10,929,050
Altana AG	43,200	2,589,775
BASF AG	131,577	7,379,644
Deutsche Telekom AG (Registered)*	359,827	6,568,656
E.ON AG	116,146	7,560,422
Metro AG	90,800	3,992,532
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	59,872	7,240,239
SAP AG	14,800	2,479,238
Siemens AG	109,207	8,724,480
(Cost $42,642,657)		57,464,036

Greece 1.2%
Alpha Bank AE	113,901	3,433,442
Public Power Corp.	111,300	2,744,521
(Cost $4,741,679)		6,177,963

Hong Kong 1.4%
BOC Hong Kong (Holdings) Ltd.	2,292,357	4,310,801
Sun Hung Kai Properties Ltd. (REIT)	336,446	2,773,436
(Cost $6,322,140)		7,084,237

Hungary 0.6%
OTP Bank Rt. (GDR)* (Cost $2,047,286)	103,800	2,724,750
Ireland 0.5%
Bank of Ireland (Cost $1,869,046)	169,500	2,303,079
Italy 2.1%
Eni SpA	430,070	8,094,427
UniCredito Italiano SpA	452,240	2,435,163
(Cost $7,862,298)		10,529,590

Japan 19.1%
Bridgestone Corp.	264,000	3,542,123
Canon, Inc.	191,000	8,874,209
Dai Nippon Printing Co., Ltd.	220,145	3,084,900
Daiwa House Industry Co., Ltd.	221,000	2,345,810
FANUC Ltd.	59,700	3,568,659
Hoya Corp.	26,800	2,455,419
KDDI Corp.	632	3,613,110
Kirin Brewery Co., Ltd.	572,000	4,867,858
Mitsubishi Corp.	534,000	5,648,268
Mitsui Fudosan Co., Ltd.	410,000	3,695,344
Mizuho Financial Group, Inc.*	1,364	4,127,561
Murata Manufacturing Co., Ltd.	40,000	2,156,425
Nippon Steel Corp.	1,413,371	3,026,772
Nissan Motor Co., Ltd.	631,957	7,202,191
Nomura Holdings, Inc.	411,180	6,986,997
Nomura Research Institute, Inc.*	23,000	2,237,896
NTT DoCoMo, Inc.	3,450	7,805,866
Ricoh Co., Ltd.	123,000	2,422,207
Sony Corp	59,016	2,038,635
Toyota Motor Corp.	340,400	11,473,445
UFJ Holdings, Inc.*	942	4,517,039
(Cost $81,509,605)		95,690,734

Korea 3.2%
LG Electronics, Inc.	71,300	3,503,715
POSCO	18,200	2,487,715
Samsung Electronics Co., Ltd.	26,834	10,148,540
(Cost $11,455,165)		16,139,970

Mexico 0.9%
Grupo Financiero BBVA Bancomer SA de CV "B"*	2,853,540	2,439,358
Telefonos de Mexico SA de CV (ADR)	68,100	2,249,343
(Cost $4,441,006)		4,688,701

Netherlands 4.4%
ING Groep NV	339,657	7,901,196
Koninklijke Ahold NV*	681,666	5,179,931
Koninklijke (Royal) Philips Electronics NV	132,850	3,869,260
Reed Elsevier NV	118,330	1,466,380
TPG NV	164,570	3,844,837
(Cost $19,092,916)		22,261,604

Russia 1.0%
LUKOIL (ADR)	27,010	2,514,631
YUKOS (ADR)	61,100	2,566,200
(Cost $4,379,168)		5,080,831

South Africa 0.9%
Harmony Gold Mining Co., Ltd. (ADR) (Cost $4,219,591)	288,900	4,688,847
Spain 1.9%
Banco Popular Espanol SA	35,890	2,135,750
Telefonica SA	499,890	7,320,535
(Cost $6,123,838)		9,456,285

Sweden 0.9%
Telefonaktiebolaget LM Ericsson "B"* (Cost $2,996,584)	2,468,987	4,425,692
Switzerland 13.0%
ABB Ltd.	1,588,310	8,029,270
Credit Suisse Group	356,270	12,997,837
Nestle SA (Registered)	41,234	10,272,762
Novartis AG (Registered)	170,065	7,699,065
Roche Holding AG	91,750	9,228,261
Swiss Re (Registered)	57,716	3,885,581
Syngenta AG	33,544	2,252,854
UBS AG (Registered)	155,927	10,648,244
(Cost $50,485,167)		65,013,874

Taiwan 1.6%
Chunghwa Telecom Co., Ltd. (ADR)	143,300	2,077,850
Hon Hai Precision Industry Co., Ltd.	553,098	2,174,923
MediaTek, Inc.	131,200	1,232,778
Mega Financial Holding Co., Ltd.	4,505,300	2,707,161
(Cost $7,849,490)		8,192,712

United Kingdom 21.6%
Anglo American PLC	196,700	4,239,080
AstraZeneca PLC	228,562	10,937,016
BAA PLC	313,195	2,775,079
BHP Billiton PLC	482,700	4,205,882
British Sky Broadcasting Group PLC*	282,573	3,546,876
Compass Group PLC	231,200	1,568,669
Daily Mail and General Trust "A"	112,800	1,327,255
GlaxoSmithKline PLC	271,806	6,211,965
Granada PLC	1,868,914	4,071,076
HBOS PLC	275,100	3,553,769
HSBC Holdings PLC	756,401	11,857,868
Kingfisher PLC	565,435	2,811,693
Lloyds TSB Group PLC	389,200	3,113,228
Royal Bank of Scotland Group PLC	352,732	10,366,561
Scottish & Southern Energy PLC	384,976	4,626,033
Shell Transport & Trading Co., PLC	1,554,647	11,533,546
Smith & Nephew PLC	708,700	5,937,816
Vodafone Group PLC	6,317,127	15,621,740
(Cost $86,185,167)		108,305,152
Total Common Stocks (Cost $390,543,332)		493,201,334

Preferred Stock 0.9%
Germany
Henkel KGaA (Cost $3,404,371)	54,217	4,229,047

Cash Equivalents 0.7%
Scudder Cash Management QP Trust, 1.11% (b) (Cost $3,705,225)	3,705,225	3,705,225
Total Investment Portfolio - 100.0% (Cost $397,652,928) (a)		501,135,606

At December 31, 2003, the International Portfolio had the following industry diversification:
Industry	Value ($)	Percent (%)
Financials	137,831,471	27.5
Consumer Discretionary	56,796,221	11.3
Industrials	49,590,128	9.9
Telecommunication Services	47,186,964	9.4
Information Technology	45,810,104	9.2
Health Care	43,576,284	8.7
Energy	39,921,334	8.0
Materials	37,237,300	7.4
Consumer Staples	24,549,599	5.0
Utilities	14,930,976	2.9
Total Common and Preferred Stocks	497,430,381	99.3
Cash Equivalents	3,705,225	0.7
Total Investment Portfolio	$ 501,135,606	100.0

* Non-income producing security.
(a) The cost for federal income tax purposes was $402,666,632. At December 31, 2003, net unrealized appreciation for all securities based on tax cost was $98,468,974. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $100,624,023 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,155,049.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2003, aggregated $497,943,054 and $510,838,757, respectively.

At December 31, 2003, the International Portfolio had a net tax basis capital loss carryforward of approximately $252,386,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($133,060,000), December 31, 2010 (105,374,000) and December 31, 2011 ($13,952,000), the respective expiration dates, whichever occurs first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

International Portfolio

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investments: Investments in securities, at value (cost $393,947,703)	$ 497,430,381
Investment in Scudder Cash Management QP Trust (cost $3,705,225)	3,705,225
Total investments in securities, at value (cost $397,652,928)	501,135,606
Cash	57,831
Foreign currency, at value (cost $8,070,188)	8,129,768
Dividends receivable	683,556
Interest receivable	2,488
Receivable for Portfolio shares sold	213,761
Foreign taxes recoverable	918,285
Total assets	511,141,295
Liabilities
Payable for Portfolio shares redeemed	1,063,077
Accrued management fee	362,666
Other accrued expenses and payables	293,825
Total liabilities	1,719,568
Net assets, at value	$ 509,421,727
Net Assets
Net assets consist of: Undistributed net investment income	6,422,885
Net unrealized appreciation (depreciation) on: Investments	103,482,678
Foreign currency related transactions	238,092
Accumulated net realized gain (loss)	(257,399,619)
Paid-in capital	656,677,691
Net assets, at value	$ 509,421,727
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($485,428,087 / 58,747,179 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.26
Class B Net Asset Value, offering and redemption price per share ($23,993,640 / 2,910,661 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.24

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,414,693)	$ 10,298,317
Interest - Scudder Cash Management QP Trust	31,131
Total Income	10,329,448
Expenses: Management fee	3,810,737
Custodian fees	330,267
Accounting fees	326,304
Distribution service fees (Class B)	35,650
Record keeping fees (Class B)	2,165
Auditing	28,039
Legal	20,404
Trustees' fees and expenses	13,827
Reports to shareholders	21,972
Other	23,172
Total expenses	4,612,537
Net investment income (loss)	5,716,911
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments (net of foreign taxes of $68,569)	(5,176,331)
Foreign currency related transactions	1,018,781
(4,157,550)
Net unrealized appreciation (depreciation) during the period on: Investments	111,041,209
Foreign currency related transactions	149,155
111,190,364
Net gain (loss) on investment transactions	107,032,814
Net increase (decrease) in net assets resulting from operations	$ 112,749,725

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income (loss)	$ 5,716,911	$ 3,622,445
Net realized gain (loss) on investment transactions	(4,157,550)	(94,462,069)
Net unrealized appreciation (depreciation) on investment transactions during the period	111,190,364	10,724,925
Net increase (decrease) in net assets resulting from operations	112,749,725	(80,114,699)
Distributions to shareholders from: Net investment income: Class A	(3,294,533)	(3,979,977)
Class B	(65,246)	(25,865)
Portfolio share transactions: Class A Proceeds from shares sold	144,783,011	3,252,979,447
Reinvestment of distributions	3,294,533	3,979,977
Cost of shares redeemed	(179,951,683)	(3,274,235,277)
Net increase (decrease) in net assets from Class A share transactions	(31,874,139)	(17,275,853)
Class B Proceeds from shares sold	13,693,862	6,033,545
Reinvestment of distributions	65,246	25,865
Cost of shares redeemed	(1,831,157)	(544,773)
Net increase (decrease) in net assets from Class B share transactions	11,927,951	5,514,637
Increase (decrease) in net assets	89,443,758	(95,881,757)
Net assets at beginning of period	419,977,969	515,859,726
Net assets at end of period (including undistributed net investment income of $6,422,885 and $3,115,540, respectively)	$ 509,421,727	$ 419,977,969
Other Information
Class A Shares outstanding at beginning of period	63,268,457	63,646,512
Shares sold	21,527,511	423,618,009
Shares issued to shareholders in reinvestment of distributions	522,046	507,650
Shares redeemed	(26,570,835)	(424,503,714)
Net increase (decrease) in Portfolio shares	(4,521,278)	(378,055)
Shares outstanding at end of period	58,747,179	63,268,457
Class B Shares outstanding at beginning of period	1,173,516	400,769
Shares sold	1,976,109	845,134
Shares issued to shareholders in reinvestment of distributions	10,356	3,303
Shares redeemed	(249,320)	(75,690)
Net increase (decrease) in Portfolio shares	1,737,145	772,747
Shares outstanding at end of period	2,910,661	1,173,516

The accompanying notes are an integral part of the financial statements.

Financial Highlights

International Portfolio

Class A

Years Ended December 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 6.52	$ 8.05	$ 14.26	$ 20.34	$ 14.56
Income (loss) from investment operations: Net investment income[a]	.09	.05	.06	.08	.12[b]
Net realized and unrealized gain (loss) on investment transactions	1.70	(1.52)	(3.97)	(4.24)	7.17
Total from investment operations	1.79	(1.47)	(3.91)	(4.16)	7.29
Less distributions from: Net investment income	(.05)	(.06)	(.05)	(.09)	(.02)
Net realized gains on investment transactions	-	-	(2.25)	(1.83)	(1.49)
Total distributions	(.05)	(.06)	(2.30)	(1.92)	(1.51)
Net asset value, end of period	$ 8.26	$ 6.52	$ 8.05	$ 14.26	$ 20.34
Total Return (%)	27.75	(18.37)	(30.86)	(21.70)	54.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	485	412	513	720	874
Ratio of expenses before expense reductions (%)	1.05	1.03	1.01[c]	.96	1.03
Ratio of expenses after expense reductions (%)	1.05	1.03	1.00[c]	.96	1.03
Ratio of net investment income (loss) (%)	1.32	.73	.64	.48	.76
Portfolio turnover rate (%)	119	123	105	79	86

Class B

Years Ended December 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 6.50	$ 8.03	$ 14.19	$ 20.24	$ 14.51
Income (loss) from investment operations: Net investment income[a]	.07	.04	.05	.04	.08[b]
Net realized and unrealized gain (loss) on investment transactions	1.71	(1.53)	(3.94)	(4.22)	7.14
Total from investment operations	1.78	(1.49)	(3.89)	(4.18)	7.22
Less distributions from: Net investment income	(.04)	(.04)	(.02)	(.04)	-
Net realized gains on investment transactions	-	-	(2.25)	(1.83)	(1.49)
Total distributions	(.04)	(.04)	(2.27)	(1.87)	(1.49)
Net asset value, end of period	$ 8.24	$ 6.50	$ 8.03	$ 14.19	$ 20.24
Total Return (%)	27.52	(18.62)	(30.81)	(21.89)	54.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	8	3.77		.69
Ratio of expenses before expense reductions (%)	1.32	1.28	1.26[c]	1.21	1.28
Ratio of expenses after expense reductions (%)	1.32	1.28	1.25[c]	1.21	1.28
Ratio of net investment income (loss) (%)	1.05	.48	.39	.23	.53
Portfolio turnover rate (%)	119	123	105	79	86

a Based on average shares outstanding during the period.
b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.00% and 1.00%, and 1.25% and 1.25% for Class A and Class B, respectively.

Management Summary December 31, 2003

Health Sciences Portfolio

The portfolio posted a strong positive return for the 12 months ended December 31, 2003. The portfolio's total return of 33.70% (Class A shares, unadjusted for contract charges) outpaced the 28.67% return of its primary benchmark, the S&P 500 index, as well as the 23.22% return of its secondary benchmark, the Goldman Sachs Healthcare Index. Please see the following page for standardized performance as of December 31, 2003. Both subsector allocation and security selection helped the portfolio outperform its benchmark, with the portfolio's stock picks in pharmaceuticals and biotechnology strongly outdistancing the benchmark.

During the period, many of the portfolio's small-cap biotechnology stocks fared well. Within biotechnology, we saw an acceleration in revenue growth this year and an increase in the number of companies achieving profitability. We also saw positive clinical results come out on many compelling new products. The portfolio's prescription benefits managers (PBMs) stocks provided a gain during the period. Although Caremark Rx's announced acquisition of another PBM company was viewed with initial skepticism, the stock rallied strongly. We view the combination of the two PBMs favorably and maintained a core position in Caremark Rx. We increased the portfolio's weighting in European pharmaceutical companies, a group that has fared much better than its US counterparts. We believe the new product pipeline is well stocked for these overseas companies, and we increased the portfolio's position in stocks such as Roche Holding AG, which performed well in 2003.

Hospital stocks hurt performance for the year, as this area was plagued by weak admission trends and higher bad-debt expenses.

We finally saw a Medicare prescription drug benefit signed into law. We view this event positively because we expect it to reduce uncertainty in the health care industry.

James E. Fenger
Leefin Lai
Co-Managers
Thomas Bucher
Consultant to the Portfolio

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04.Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

This portfolio is subject to stock market risk. This portfolio is non-diversified and can take larger positions in fewer companies, increasing its overall potential risk. The portfolio may focus its investments on certain industry sectors, thereby increasing its vulnerability to any single industry or regulatory development. All of these factors may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

The Standard & Poor's 500 (S&P 500) index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The Goldman Sachs Healthcare Index is a market-capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector. Index returns assume reinvested dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of December 31, 2003, and may not come to pass. This information is subject to change at any time based on market and other conditions.

Performance Summary December 31, 2003

Health Sciences Portfolio

All performance shown is historical and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less then their original cost. Current performance may be lower or higher than the performance data quoted. The product's most recent month-end performance will be available on scudder.com as of 3/31/04. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

This portfolio is subject to stock market risk. This portfolio is non-diversified and can take larger positions in fewer companies, increasing its overall potential risk. The portfolio may focus its investments on certain industry sectors, thereby increasing its vulnerability to any single industry or regulatory development. All of these factors may result in greater share price volatility. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment
[] Health Sciences Portfolio - Class A* [] S&P 500 Index [] Goldman Sachs Healthcare Index

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Goldman Sachs Healthcare Index is a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.

Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Comparative Results (as of December 31, 2003)
Health Sciences Portfolio		1-Year	Life of Portfolio*
Class A	Growth of $10,000	$13,370	$10,950
	Average annual total return	33.70%	3.46%
S&P 500 Index	Growth of $10,000	$12,868	$9,298
	Average annual total return	28.68%	-2.69%
Goldman Sachs Healthcare Index	Growth of $10,000	$12,322	$9,965
	Average annual total return	23.22%	-.13%
Health Sciences Portfolio		1-Year	Life of Class**
Class B	Growth of $10,000	$13,321	$13,486
	Average annual total return	33.21%	22.06%
S&P 500 Index	Growth of $10,000	$12,868	$11,543
	Average annual total return	28.68%	15.43%
Goldman Sachs Healthcare Index	Growth of $10,000	$12,322	$11,931
	Average annual total return	23.22%	12.45%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on May 1, 2001. Index returns begin April 30, 2001. Total returns would have been lower for the Life of Portfolio period for Class A shares if the Portfolio's expenses were not maintained.
** The Portfolio commenced selling Class B shares on July 1, 2002. Index returns begin June 30, 2002.

Information concerning portfolio holdings of the Portfolio as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-778-1482.

Investment Portfolio as of December 31, 2003

Health Sciences Portfolio

	Shares	Value ($)

Common Stocks 88.9%
Health Care 88.9%
Biotechnology 22.5%
Adolor Corp.*	63,300	1,267,266
Alkermes, Inc.*	49,700	670,950
Amgen, Inc.*	44,550	2,753,190
Amylin Pharmaceuticals, Inc.*	49,700	1,104,334
AtheroGenics, Inc.*	37,300	557,635
Atrix Laboratories, Inc.*	31,600	759,664
Biogen Idec, Inc.*	28,720	1,056,322
Celgene Corp.*	17,700	796,854
Cephalon, Inc.*	7,300	353,393
Gen-Probe, Inc.*	17,000	619,990
Genentech, Inc.*	27,400	2,563,818
Genzyme Corp. (General Division)*	38,900	1,919,326
Gilead Sciences, Inc.*	27,800	1,616,292
ILEX Oncology, Inc.*	72,300	1,536,375
Inspire Pharmaceuticals, Inc.*	58,150	823,404
InterMune, Inc.*	42,200	977,352
Medicines Co.*	48,300	1,422,918
MedImmune, Inc.*	27,600	701,040
MGI Pharma, Inc.*	42,500	1,748,875
Neurocrine Biosciences, Inc.*	26,400	1,439,856
NPS Pharmaceuticals, Inc.*	33,600	1,032,864
Onyx Pharmaceuticals, Inc.*	28,200	796,086
Vicuron Pharmaceuticals, Inc.*	27,100	505,415
		27,023,219
Health Care Services 12.9%
Aetna, Inc.	11,500	777,170
AmerisourceBergen Corp.	18,800	1,055,620
Anthem, Inc.* (b)	27,900	2,092,500
Cardinal Health, Inc.	23,700	1,449,492
Caremark Rx, Inc.* (b)	130,100	3,295,433
McKesson Corp.	31,500	1,013,040
Medco Health Solutions, Inc.*	13,884	471,917
Omnicare, Inc.	20,400	823,956
UnitedHealth Group, Inc. (b)	46,000	2,676,280
WellPoint Health Networks, Inc.*	18,300	1,774,917
		15,430,325
Hospital Management 2.1%
HCA, Inc.	45,200	1,941,792
Universal Health Services, Inc. "B"	10,000	537,200
		2,478,992
Life Sciences Equipment 2.2%
Charles River Laboratories International, Inc.*	25,000	858,250
Fisher Scientific International, Inc.*	43,500	1,799,595
		2,657,845
Medical Supply & Specialty 15.3%
Abbott Laboratories	72,100	3,359,860
Baxter International, Inc.	57,100	1,742,692
Becton, Dickinson and Co.	29,000	1,193,060
Biomet, Inc.	22,200	808,302
Boston Scientific Corp.*	48,000	1,764,480
Guidant Corp.	19,500	1,173,900
Interpore International, Inc.*	36,300	471,900
Johnson & Johnson	28,900	1,492,974
Medtronic, Inc.	28,800	1,399,968
Nobel Holdings AG	11,200	1,131,017
Smith & Nephew PLC	87,365	731,984
St. Jude Medical, Inc.*	30,100	1,846,635
Zimmer Holdings, Inc.*	18,100	1,274,240
		18,391,012
Pharmaceuticals 33.9%
Alcon, Inc.	23,200	1,404,528
Allergan, Inc.	19,100	1,467,071
Altana AG*	17,483	1,048,080
AstraZeneca PLC	22,964	1,098,860
Aventis SA	24,147	1,591,878
Barr Laboratories, Inc.*	13,400	1,031,130
Eli Lilly & Co.	38,200	2,686,606
Forest Laboratories, Inc.*	17,960	1,109,928
GlaxoSmithKline PLC (ADR)	33,400	1,557,108
IVAX Corp.*	33,200	792,816
Mylan Laboratories, Inc.	42,625	1,076,708
Novartis AG (Registered)	56,561	2,560,590
Pfizer, Inc.	179,040	6,325,483
Pharmaceutical Resources, Inc.*	23,600	1,537,540
Roche Holding AG	26,348	2,650,095
Sanofi-Synthelabo SA	14,660	1,101,092
Takeda Chemical Industries, Ltd.	29,000	1,147,579
Taro Pharmaceutical Industries Ltd.*	7,900	509,550
Teva Pharmaceutical Industries Ltd. (ADR) (b)	33,300	1,888,443
Valeant Pharmaceuticals International	30,700	772,105
Watson Pharmaceuticals, Inc.*	31,000	1,426,000
Wyeth	139,000	5,900,550
		40,683,740
Total Common Stocks (Cost $85,313,132)		106,665,133

Cash Equivalents 11.1%
Daily Assets Fund Institutional, 1.05% (c) (d)	8,406,650	8,406,650
Scudder Cash Management QP Trust, 1.11% (e)	4,904,703	4,904,703
Total Cash Equivalents (Cost $13,311,353)		13,311,353
Total Investment Portfolio - 100.0% (Cost $98,624,485) (a)		119,976,486

* Non-income producing security.
(a) The cost for federal income tax purposes was $100,071,009. At December 31, 2003, net unrealized appreciation for all securities based on tax cost was $19,905,477. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,367,152 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,461,675.
(b) All or a portion on these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at December 31, 2003 amounted to $8,182,876, which is 7.3% of total net assets.
(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.
(e) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Purchases and sales of investment securities (excluding short-term investments) for the year ended December 31, 2003, aggregated $65,777,085 and $52,285,757, respectively.

At December 31, 2003, the Health Sciences Portfolio had a net tax basis capital loss carryforward of approximately $10,063,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($305,000), December 31, 2010 ($7,516,000) and December 31, 2011 ($2,242,000), the respective expiration dates, whichever occurs first.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Health Sciences Portfolio

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investments: Investments in securities, at value (cost $85,313,132)	$ 106,665,133
Investment in Daily Assets Fund Institutional (cost $8,406,650)*	8,406,650
Investment in Scudder Cash Management QP Trust (cost $4,904,703)	4,904,703
Total investments in securities, at value (cost $98,624,485)	119,976,486
Cash	12,013
Foreign currency, at value (cost $8,713)	8,931
Dividends receivable	55,386
Interest receivable	3,930
Receivable for investments sold	1,236,729
Foreign taxes recoverable	6,608
Other assets	2,220
Total assets	121,302,303
Liabilities
Payable upon return of securities loaned	8,406,650
Payable for Portfolio shares redeemed	183,555
Accrued management fee	69,333
Other accrued expenses and payables	40,088
Total liabilities	8,699,626
Net assets, at value	$ 112,602,677
Net Assets
Net assets consist of: Net unrealized appreciation (depreciation) on: Investments	21,352,001
Foreign currency related transactions	805
Accumulated net realized gain (loss)	(11,509,989)
Paid-in capital	102,759,860
Net assets, at value	$ 112,602,677
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($101,316,327 / 9,253,001 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.95
Class B Net Asset Value, offering and redemption price per share ($11,286,350 / 1,034,876 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.91

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Income: Dividends (net of foreign taxes withheld of $15,503)	$ 512,509
Interest - Scudder Cash Management QP Trust	40,543
Total Income	553,052
Expenses: Management fee	662,973
Custodian fees	16,453
Accounting fees	47,373
Distribution service fees (Class B)	12,477
Record keeping fees (Class B)	6,918
Auditing	16,979
Legal	4,774
Trustees' fees and expenses	5,891
Reports to shareholders	7,309
Other	6,098
Total expenses, before expense reductions	787,245
Expense reductions	(46)
Total expenses, after expense reductions	787,199
Net investment income (loss)	(234,147)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(1,641,336)
Foreign currency related transactions	29,437
(1,611,899)
Net unrealized appreciation (depreciation) during the period on: Investments	27,512,610
Foreign currency related transactions	499
27,513,109
Net gain (loss) on investment transactions	25,901,210
Net increase (decrease) in net assets resulting from operations	$ 25,667,063

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income (loss)	$ (234,147)	$ (265,275)
Net realized gain (loss) on investment transactions	(1,611,899)	(9,367,556)
Net unrealized appreciation (depreciation) on investment transactions during the period	27,513,109	(8,652,894)
Net increase (decrease) in net assets resulting from operations	25,667,063	(18,285,725)
Portfolio share transactions: Class A Proceeds from shares sold	17,907,340	42,730,716
Cost of shares redeemed	(9,770,087)	(11,443,796)
Net increase (decrease) in net assets from Class A share transactions	8,137,253	31,286,920
Class B Proceeds from shares sold	9,800,801	375,318
Cost of shares redeemed	(305,900)	(51,305)
Net increase (decrease) in net assets from Class B share transactions	9,494,901	324,013
Increase (decrease) in net assets	43,299,217	13,325,208
Net assets at beginning of period	69,303,460	55,978,252
Net assets at end of period	$ 112,602,677	$ 69,303,460
Other Information
Class A Shares outstanding at beginning of period	8,419,124	5,257,558
Shares sold	1,933,592	4,518,361
Shares redeemed	(1,099,715)	(1,356,795)
Net increase (decrease) in Portfolio shares	833,877	3,161,566
Shares outstanding at end of period	9,253,001	8,419,124
Class B Shares outstanding at beginning of period	39,123	-
Shares sold	1,024,680	45,098
Shares redeemed	(28,927)	(5,975)
Net increase (decrease) in Portfolio shares	995,753	39,123
Shares outstanding at end of period	1,034,876	39,123

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Health Sciences Portfolio

Class A

Years Ended December 31,	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 8.19	$ 10.65	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	(.02)	(.03)	(.02)
Net realized and unrealized gain (loss) on investment transactions	2.78	(2.43)	.67
Total from investment operations	2.76	(2.46)	.65
Net asset value, end of period	$ 10.95	$ 8.19	$ 10.65
Total Return (%)	33.70	(23.10)	6.50d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	101	69	56
Ratio of expenses before expense reductions (%)	.87	.91	1.40*
Ratio of expenses after expense reductions (%)	.87	.91	.95*
Ratio of net investment income (loss) (%)	(.24)	(.38)	(.25)*
Portfolio turnover rate (%)	64	53	34*

Class B

	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.19	$ 8.09
Income (loss) from investment operations: Net investment income (loss)[c]	(.07)	(.04)
Net realized and unrealized gain (loss) on investment transactions	2.79	.14
Total from investment operations	2.72	.10
Net asset value, end of period	$ 10.91	$ 8.19
Total Return (%)	33.21	1.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11.3
Ratio of expenses (%)	1.26	1.16*
Ratio of net investment income (loss) (%)	(.63)	(.92)*
Portfolio turnover rate (%)	64	53

a For the period May 1, 2001 (commencement of operations) to December 31, 2001.
b For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Variable Series I (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, registered management investment company organized as a Massachusetts business trust. The Fund is a series fund consisting of eight diversified portfolios: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, 21st Century Growth Portfolio, Global Discovery Portfolio and International Portfolio, and one non-diversified portfolio: Health Sciences Portfolio (individually or collectively hereinafter referred to as a "Portfolio" or the "Portfolios"). The Fund is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers one class of shares for the Money Market Portfolio and two classes of shares (Class A shares and Class B shares) for each of the other Portfolios. Class B shares are subject to Rule 12b-1 fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the average daily net assets of the Class B shares of the applicable Portfolio. Class A shares are not subject to such fees. Class B shares for certain Portfolios have not been funded, and thus are not shown in these financial statements.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable 12b-1 fee and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of the financial statements for its Portfolios.

Security Valuation. The Money Market Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities in each of the remaining Portfolios are valued in the following manner:

Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Portfolios are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. A portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, a portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

The Global Discovery Portfolio and International Portfolio entered into forward currency contracts during the year ended December 31, 2003.

Mortgage Dollar Rolls. The Bond Portfolio and Balanced Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

The Bond Portfolio and Balanced Portfolio entered into mortgage dollar rolls during the year ended December 31, 2003.

When-Issued/Delayed Delivery Securities. Each Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Securities Lending. Each Portfolio, except the Money Market Portfolio, may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio in the form of cash and/or government securities equal to 102 percent of the value of domestic securities and 105 percent of the value of international securities. The Portfolio may invest the cash collateral in an affiliated money market fund. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Portfolio or the borrower may terminate the loan. During the year ended December 31, 2003, the Bond Portfolio, 21st Century Portfolio and Health Sciences Portfolio loaned securities.

Taxes. Each Portfolio is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended. It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares. Accordingly, the Portfolios paid no federal income taxes and no federal income tax provision was required.

Gains realized upon disposition of Indian securities held by the Global Discovery Portfolio and the International Portfolio are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Global Discovery Portfolio and the International Portfolio accrue a deferred tax liability for net unrealized gains in excess of available carryforwards on Indian securities.

Distribution of Income and Gains. All of the net investment income of the Money Market Portfolio is declared as a daily dividend and is distributed to shareholders monthly. All other Portfolios will declare and distribute dividends from their net investment income, if any, in April, although additional distributions may be made if necessary. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in forward currency contracts, passive foreign investment companies, post October loss deferrals, non-taxable distributions and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

At December 31, 2003, the Portfolios' components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Portfolio	Undistributed ordinary income ($)*	Undistributed net long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized gain (loss) on investments ($)
Money Market Portfolio	-	-	(4,400)	-
Bond Portfolio	6,528,461	-	(178,000)	1,094,413
Balanced Portfolio	2,299,886	-	(23,718,000)	15,087,946
Growth and Income Portfolio	1,273,616	-	(41,927,000)	21,779,120
Capital Growth Portfolio	3,640,130	-	(204,259,000)	54,185,609
21st Century Growth Portfolio	-	-	(26,784,000)	6,682,372
Global Discovery Portfolio	434,810	-	(55,714,000)	47,634,957
International Portfolio	6,422,885	-	(252,386,000)	98,468,974
Health Sciences Portfolio	-	-	(10,063,000)	19,905,477

In addition, the tax character of distributions paid by the Portfolios are summarized as follows:

Portfolio	Distributions from ordinary income ($)* Years Ended December 31,		Distributions from long-term capital gains ($) Years Ended December 31,
	2003	2002	2003	2002
Money Market Portfolio	706,913	1,806,754	-	-
Bond Portfolio	7,871,344	8,568,166	-	-
Balanced Portfolio	3,267,657	4,309,159	-	-
Growth and Income Portfolio	1,547,438	1,662,988	-	-
Capital Growth Portfolio	2,603,548	2,359,330	-	-
21st Century Growth Portfolio	-	-	-	-
Global Discovery Portfolio	133,861	-	-	-
International Portfolio	3,359,779	4,005,842	-	-
Health Sciences Portfolio	-	-	-	-

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Expenses. Each Portfolio is charged for those expenses which are directly attributable to it, such as management fees and custodian fees, while other expenses, such as reports to shareholders and legal fees, are allocated among the Portfolios.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement.

Under the Fund's management agreement with the Advisor, the Portfolios pay a monthly investment management fee, based on the average daily net assets of each Portfolio, payable monthly, at the annual rates shown below:

Portfolio	Annual Management Fee Rate
Money Market Portfolio	0.370%
Bond Portfolio	0.475%
Balanced Portfolio	0.475%
Growth and Income Portfolio	0.475%
21st Century Growth Portfolio	0.875%
Global Discovery Portfolio	0.975%

The Capital Growth Portfolio pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annual Management Fee Rate
first $500 million	0.475%
next $500 million	0.450%
over $1 billion	0.425%

For the year ended December 31, 2003, the Capital Growth Portfolio incurred a management fee equivalent to an annual effective rate of 0.470% of the Portfolio's average daily net assets.

The International Portfolio pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annual Management Fee Rate
first $500 million	0.875%
over $500 million	0.725%

For the year ended December 31, 2003, the International Portfolio incurred a management fee equivalent to an annual effective rate of 0.875% of the Portfolio's average daily net assets. Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), an affiliate of the Advisor, serves as subadvisor with respect to the investment and reinvestment of assets in the International Portfolio. The Advisor compensates DeAMIS out of the management fee it receives from the Fund.

The Health Sciences Portfolio pays the Advisor a graduated investment management fee, based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio	Annual Management Fee Rate
first $250 million	0.750%
next $750 million	0.725%
next $1.5 billion	0.700%
next $2.5 billion	0.680%
next $2.5 billion	0.650%
next $2.5 billion	0.640%
next $2.5 billion	0.630%
over $12.5 billion	0.620%

For the year ended December 31, 2003, the Health Sciences Portfolio incurred a management fee equivalent to an annual effective rate of 0.750% of the Portfolio's average daily net assets.

The Trustees authorized the Fund on behalf of each Portfolio to pay Scudder Fund Accounting Corporation, a subsidiary of the Advisor, for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer and dividend-paying agent of the Fund. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services.

Scudder Distributors, Inc. ("SDI"), also an affiliate of the Advisor, is the Fund's Distributor. In accordance with the Master Distribution Plan, SDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, SDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. These fees are detailed in each Portfolio's Statement of Operations.

The Portfolios pay each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings. Allocated Trustees' fees and expenses for each Portfolio for the year ended December 31, 2003 are detailed in each Portfolio's Statement of Operations.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the ``QP Trust''), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

C. Expense Off-Set Arrangements

The Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, 21st Century Growth Portfolio and Health Sciences Portfolio have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolios' expenses. During the year ended December 31, 2003, the custodian fees were reduced as follows:

Portfolio	Custody Credits ($)
Money Market Portfolio	73
Bond Portfolio	659
Balanced Portfolio	185
Growth and Income Portfolio	18
Capital Growth Portfolio	34
21st Century Growth Portfolio	116
Health Sciences Portfolio	46

D. Ownership of the Portfolios

At the end of the period, the beneficial ownership in the Portfolios was as follows:

Money Market Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding shares of the Portfolio, each owning 47% and 23%, respectively.

Bond Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding shares of the Portfolio, each owning 54%, 15% and 10%, respectively.

Balanced Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding shares of the Portfolio, each owning 42%, 34% and 16%, respectively.

Growth and Income Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 29%, 24% and 23%, respectively. Two Participating Insurance Companies were owners of record of 55% and 36%, respectively, of the total outstanding Class B shares of the Portfolio.

Capital Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 59% and 13%, respectively. One Participating Insurance Company was owner of record of 91% of the total outstanding Class B shares of the Portfolio.

21st Century Growth Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 59%, 23% and 12%, respectively. One Participating Insurance Company was owner of record of 97% of the total outstanding Class B shares of the Portfolio.

Global Discovery Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 54%, 23% and 11%, respectively. Two Participating Insurance Companies were owners of record of 52% and 43%, respectively, of the total outstanding Class B shares of the Portfolio.

International Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 34%, 18% and 11%, respectively. Two Participating Insurance Companies were owners of record of 52% and 43%, respectively, of the total outstanding Class B shares of the Portfolio.

Health Sciences Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 73% and 26%, respectively. One Participating Insurance Company was owner of record of 93% of the total outstanding Class B shares of the Fund.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

Report of Independent Auditors

To the Trustees and Shareholders of Scudder Variable Series I:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the nine Portfolios (identified in Note A) of Scudder Variable Series I (the "Fund") at December 31, 2003 and the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts PricewaterhouseCoopers LLP
February 16, 2004

Tax Information (Unaudited)

Pursuant to Section 854 of the Internal Revenue Code, the percentages of income dividends paid in calendar year 2003 which qualify for the dividends received deduction are as follows: Balanced Portfolio 28%, Growth and Income Portfolio 100%, and Capital Growth Portfolio 100%.

The International Portfolio paid foreign taxes of $1,483,262 and earned $7,446,067 of foreign source income during the year ended December 31, 2003. Pursuant to Section 853 of the Internal Revenue Code, the International Portfolio designates $.03 per share as foreign taxes paid and $.13 per share as income earned from foreign sources for the year ended December 31, 2003.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of December 31, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910. Unless otherwise indicated, the address of each officer is Two International Place, Boston, Massachusetts 02110-4103. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund.

Independent Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Henry P. Becton, Jr. (60) Trustee, 1990-present	President, WGBH Educational Foundation. Directorships: Becton Dickinson and Company (medical technology company); The A.H. Belo Company (media company); Concord Academy; Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; New England Aquarium; Mass Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	48
Dawn-Marie Driscoll (57) Trustee, 1987-present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: CRS Technology (technology service company); Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; former Chairman, ICI Directors Services Committee	48
Keith R. Fox (49) Trustee, 1996-present	Managing Partner, Exeter Capital Partners (private equity funds). Directorships: Facts on File (school and library publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking); K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment Companies (trade association)	48
Louis E. Levy (71) Trustee, 2002-present	Retired. Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants (1992-1998); Partner, KPMG LLP (1958-1990). Directorships: Household International (banking and finance); ISI Family of Funds (registered investment companies; 4 funds overseen)	48
Jean Gleason Stromberg (60) Trustee, 1999-present	Retired. Formerly, Consultant (1997-2001); Director, US General Accounting Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.	48
Jean C. Tempel (60) Trustee, 1994-present	Managing Partner, First Light Capital (venture capital group) (2000-present); formerly, Special Limited Partner, TL Ventures (venture capital fund) (1996-1998); General Partner, TL Ventures (1994-1996); President and Chief Operating Officer, Safeguard Scientifics, Inc. (public technology business incubator company) (1991-1993). Directorships: Sonesta International Hotels, Inc.; Aberdeen Group (technology research); United Way of Mass Bay; The Commonwealth Institute (supports women entrepreneurs). Trusteeships: Connecticut College, Vice Chair of Board, Chair, Finance Committee; Northeastern University, Vice Chair of Finance Committee, Chair, Funds and Endowment Committee
		48
Carl W. Vogt (67) Trustee, 2002-present	Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak); formerly, Chairman and Member, National Transportation Safety Board	48

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3] (58) Chairman and Trustee, 2002-present Chief Executive Officer, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
201
Brenda Lyons (40) President, 2003-present	Managing Director, Deutsche Asset Management	n/a
Daniel O. Hirsch[3] (49) Vice President and Assistant Secretary, 2002-present Chief Legal Officer, 2003-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
John Millette (41) Vice President and Secretary, 1999-present	Director, Deutsche Asset Management	n/a
Kenneth Murphy (40) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Charles A. Rizzo (46) Treasurer and Chief Financial Officer, 2002-present	Director, Deutsche Asset Management (April 2000- present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Salvatore Schiavone (38) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Lucinda H. Stebbins (58) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo (46) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Lisa Hertz[4] (33) Assistant Secretary, 2003-present	Assistant Vice President, Deutsche Asset Management	n/a
Caroline Pearson (41) Assistant Secretary, 1997-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland
4 Address: 345 Park Avenue, New York, New York

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-778-1482.

Notes

About the Fund's Advisor

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
1-800-778-1482

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SVSI-2 (2/29/04) 27893

[Scudder Investments logo]

A Member of Deutsche Asset Management [Deutsche Asset Management logo]

ITEM 2.         CODE OF ETHICS.

As of the end of the period, December 31, 2003, Scudder Variable Series I has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Funds' audit committee is comprised solely of trustees who are "independent"
(as such term has been defined by the Securities and Exchange Commission ("SEC")
in regulations implementing Section 407 of the Sarbanes-Oxley Act (the
"Regulations")). The Funds' Board of Trustees has determined that there are several "audit committee financial experts" serving on the Funds' audit committee. The Board has determined that Louis E. Levy, the chair of the Funds'
audit committee, qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on its review of Mr. Levy's pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. In accordance with New York Stock
Exchange requirements, the Board believes that all members of the Funds' audit committee are financially literate, as such qualification is interpreted by the
Board in its business judgment, and that at least one member of the audit committee has accounting or related financial management expertise.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                            SCUDDER VARIABLE SERIES I
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year        Audit                                              All Other
   Ended       Fees Billed       Audit-Related          Tax Fees     Fees Billed
December 31        to Fund      Fees Billed to Fund   Billed toFund    to Fund
--------------------------------------------------------------------------------
2003              $200,000        $11,133             $58,475              $0
--------------------------------------------------------------------------------
2002              $154,300        $12,249             $47,550              $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                  Audit-Related          Tax Fees                 All
                  Fees Billed to        Billed to          Other Fees Billed
 Fiscal Year     Adviser and           Adviser and         to Adviser and
   Ended         Affiliated Fund       Affiliated Fund      Affiliated Fund
December 31     Service Provider      Service Providers    Service Providers
--------------------------------------------------------------------------------
2003               $538,457               $28,000                 $0
--------------------------------------------------------------------------------
2002               $399,300               $69,000              $92,400
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                         Total Non-Audit Fees
                        billed to Adviser and
                           Affiliated Fund
                          Service Providers     Total Non-Audit Fees
                Total    (engagements related   billed to Adviser
              Non-Audit    directly to the     and Affiliated Fund
                Fees       operations and       Service Providers
               Billed     financial reporting     (all other
Fiscal Year    to Fund      of the Fund)           engagements)       Total of
   Ended                                                               (A), (B)
December 31      (A)            (B)                   (C)               and (C)
--------------------------------------------------------------------------------
2003           $58,475         $28,000               $3,967,000     $4,053,475
--------------------------------------------------------------------------------
2002           $47,550         $161,400              $17,092,950    $17,301,900
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Variable Series I

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Variable Series I

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               February 27, 2004
                                    ---------------------------